Schedule of Investments (unaudited)
September 30, 2024
BlackRock Diversified Equity Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Diversified Equity Master Portfolio	$ 1,054,821,545
Total Investments — 100.0% (Cost: $919,249,510)	1,054,821,545
Liabilities in Excess of Other Assets — (0.0)%	(219,125)
Net Assets — 100.0%	$ 1,054,602,420
BlackRock Diversified Equity Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2024, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,054,821,545 and 43.1%, respectively.
The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.
Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.(a)	5,669	$ 370,526
AeroVironment, Inc.(a)	6,042	1,211,421
Airbus SE	2,530	370,281
Astronics Corp.(a)	3,788	73,790
Axon Enterprise, Inc.(a)	835	333,666
BAE Systems PLC	20,399	338,666
Bharat Electronics Ltd.	48,825	166,358
Boeing Co.(a)	3,569	542,631
Bombardier, Inc., Class B(a)	1,185	90,168
BWX Technologies, Inc.	4,461	484,911
Cadre Holdings, Inc.	12,749	483,824
Curtiss-Wright Corp.	2,735	898,967
Ducommun, Inc.(a)	10,692	703,854
General Dynamics Corp.	13,781	4,164,618
General Electric Co.	10,800	2,036,664
HEICO Corp.	287	75,045
HEICO Corp., Class A	3,886	791,811
Hindustan Aeronautics Ltd.	3,286	173,395
Howmet Aerospace, Inc.	8,095	811,524
Huntington Ingalls Industries, Inc.(b)	1,511	399,478
Kratos Defense & Security Solutions, Inc.(a)	16,159	376,505
Lockheed Martin Corp.	15,260	8,920,386
Moog, Inc., Class A(b)	12,067	2,437,775
Northrop Grumman Corp.	8,395	4,433,148
Rheinmetall AG	1,474	801,304
Rolls-Royce Holdings PLC(a)	200,766	1,420,919
RTX Corp.	23,502	2,847,502
Safran SA	1,143	268,974
Textron, Inc.	23,172	2,052,576
Thales SA	251	39,892
TransDigm Group, Inc.	898	1,281,563
V2X, Inc.(a)	7,899	441,238
		39,843,380
Air Freight & Logistics — 0.4%
CJ Logistics Corp.	10,629	754,088
Expeditors International of Washington, Inc.	17,436	2,291,090
FedEx Corp.	3,912	1,070,636
Hub Group, Inc., Class A	20,220	918,999
JD Logistics, Inc.(a)(c)	163,500	287,845
Radiant Logistics, Inc.(a)	15,080	96,964
Sinotrans Ltd., Class H	605,000	306,852
United Parcel Service, Inc., Class B	32,720	4,461,045
		10,187,519
Automobile Components — 0.5%
Adient PLC(a)	44,009	993,283
American Axle & Manufacturing Holdings, Inc.(a)	24,840	153,511
BorgWarner, Inc.	13,223	479,863
Cie Generale des Etablissements Michelin SCA	1,986	80,658
Cooper-Standard Holdings, Inc.(a)	7,495	103,956
Dana, Inc.	88,442	933,947
Denso Corp.	24,000	360,753
Dorman Products, Inc.(a)	2,900	328,048
Forvia SE	1,562	16,070
Fox Factory Holding Corp.(a)	4,308	178,782
Gentherm, Inc.(a)	6,441	299,829
Goodyear Tire & Rubber Co.(a)(b)	75,670	669,679
Hanon Systems	66,397	215,913
HL Mando Co. Ltd.	7,624	214,647
Hyundai Mobis Co. Ltd.	5,730	948,980
Security	Shares	Value
Automobile Components (continued)
Hyundai Wia Corp.	990	$ 38,992
Iochpe Maxion SA	177,184	354,843
Lear Corp.	2,502	273,093
Magna International, Inc.	3,223	132,213
Minth Group Ltd.(a)	564,000	1,145,397
Modine Manufacturing Co.(a)	15,808	2,099,144
Patrick Industries, Inc.(b)	8,569	1,219,969
Standard Motor Products, Inc.	12,703	421,740
Stoneridge, Inc.(a)	5,666	63,403
Valeo SE	4,926	59,604
Visteon Corp.(a)	13,630	1,298,121
		13,084,438
Automobiles — 1.2%
BYD Co. Ltd., Class A	14,000	604,904
BYD Co. Ltd., Class H	74,500	2,658,006
Dongfeng Motor Group Co. Ltd., Class H	1,988,000	640,899
Ferrari NV	334	156,513
Ford Motor Co.	78,245	826,267
Geely Automobile Holdings Ltd.	1,640,000	2,515,757
General Motors Co.	31,787	1,425,329
Great Wall Motor Co. Ltd., Class A	174,500	745,829
Great Wall Motor Co. Ltd., Class H	248,500	456,411
Honda Motor Co. Ltd.	156,100	1,666,577
Hyundai Motor Co.	8,313	1,548,234
Kia Corp.	18,641	1,419,433
Li Auto, Inc., Class A(a)	7,100	91,298
Mahindra & Mahindra Ltd.	21,863	806,930
Maruti Suzuki India Ltd.	3,451	544,910
NIO, Inc., Class A(a)	3,860	26,009
Renault SA	1,810	78,686
Stellantis NV	22,312	308,977
Tata Motors Ltd.	101,033	1,173,527
Tesla, Inc.(a)	36,653	9,589,524
Toyota Motor Corp.	69,200	1,243,802
Winnebago Industries, Inc.(b)	2,354	136,791
XPeng, Inc., Class A(a)	7,700	47,514
		28,712,127
Banks — 7.1%
1st Source Corp.	12,923	773,829
ABN AMRO Bank NV(c)	29,339	530,209
Abu Dhabi Commercial Bank PJSC	530,375	1,215,796
Agricultural Bank of China Ltd., Class H	2,124,000	990,999
Al Rajhi Bank	169,356	3,946,550
Alinma Bank	103,037	784,092
Alpha Services and Holdings SA, Class R	28,475	49,446
Amalgamated Financial Corp.	30,931	970,305
Ameris Bancorp(b)	11,721	731,273
AMMB Holdings Bhd	47,600	57,748
Arab National Bank	30,333	154,636
Associated Banc-Corp.(b)	30,865	664,832
Axis Bank Ltd.	100,433	1,476,560
Axos Financial, Inc.(a)	8,385	527,249
BancFirst Corp.(b)	1,301	136,930
Banco Bilbao Vizcaya Argentaria SA	41,841	451,977
Banco de Sabadell SA	81,120	172,277
Banco Santander Brasil SA	191,804	999,562
Banco Santander SA	66,487	340,670
Bangkok Bank PCL, NVDR	290,700	1,355,306
Bank Central Asia Tbk PT	4,056,600	2,766,473
Bank Mandiri Persero Tbk PT	3,134,100	1,441,671
Bank of America Corp.	212,389	8,427,596

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Bank of China Ltd., Class H	922,000	$ 430,574
Bank of Ireland Group PLC	2,140	23,898
Bank of Marin Bancorp	18,461	370,881
Bank OZK	2,903	124,800
Bank Polska Kasa Opieki SA	21,711	828,922
Bank Rakyat Indonesia Persero Tbk PT	4,467,000	1,460,987
BankFinancial Corp.	20,223	246,316
Bar Harbor Bankshares	3,240	99,922
Barclays PLC	51,027	153,315
BAWAG Group AG(c)	8,710	674,824
BDO Unibank, Inc.	233,360	660,799
BNP Paribas SA	16,074	1,103,024
BOC Hong Kong Holdings Ltd.	16,500	52,276
BOK Financial Corp.	96	10,044
Bridgewater Bancshares, Inc.(a)(b)	6,348	89,951
Brookline Bancorp, Inc.	8,188	82,617
Business First Bancshares, Inc.(b)	4,439	113,949
Byline Bancorp, Inc.	17,254	461,890
CaixaBank SA	11,014	65,731
Camden National Corp.	3,499	144,579
Capital City Bank Group, Inc.	21,738	767,134
Capitec Bank Holdings Ltd.	13,124	2,312,612
Capitol Federal Financial, Inc.	28,670	167,433
Central Pacific Financial Corp.	13,407	395,641
China Construction Bank Corp., Class H	3,448,000	2,571,172
China Merchants Bank Co. Ltd., Class H	137,000	663,883
CIMB Group Holdings Bhd	568,000	1,111,483
Citigroup, Inc.	80,291	5,026,217
Citizens Financial Group, Inc.	33,331	1,368,904
Civista Bancshares, Inc.	8,380	149,332
CNB Financial Corp.	3,113	74,899
Coastal Financial Corp.(a)	11,797	636,920
Colony Bankcorp, Inc.	8,607	133,581
Commerce Bancshares, Inc.	5,485	325,809
Commerzbank AG	17,990	331,815
Commonwealth Bank of Australia	4,963	462,928
Community Trust Bancorp, Inc.	10,409	516,911
ConnectOne Bancorp, Inc.	60,623	1,518,606
Credit Agricole SA	35,294	539,747
CrossFirst Bankshares, Inc.(a)	10,364	172,975
CTBC Financial Holding Co. Ltd.	1,232,000	1,341,120
Cullen/Frost Bankers, Inc.(b)	4,411	493,414
Customers Bancorp, Inc.(a)	3,323	154,353
CVB Financial Corp.(b)	8,063	143,683
DBS Group Holdings Ltd.	9,800	290,220
Dime Community Bancshares, Inc.(b)	7,852	226,138
E.Sun Financial Holding Co. Ltd.	2,214,806	1,959,034
Eagle Bancorp, Inc.	3,489	78,782
Emirates NBD Bank PJSC	184,370	1,018,965
Enterprise Bancorp, Inc.	7,153	228,610
Enterprise Financial Services Corp.(b)	31,746	1,627,300
Erste Group Bank AG	1,457	79,841
Eurobank Ergasias Services and Holdings SA, Class R	628,709	1,440,007
FB Financial Corp.	30,833	1,446,993
Financial Institutions, Inc.	2,124	54,098
FinecoBank Banca Fineco SpA	3,848	66,039
First Abu Dhabi Bank PJSC	441,463	1,650,557
First Bancshares, Inc.	15,963	512,891
First Bank/Hamilton	13,117	199,378
First Busey Corp.	12,960	337,219
First Business Financial Services, Inc.	4,730	215,641
First Financial Bankshares, Inc.(b)	53,299	1,972,596
Security	Shares	Value
Banks (continued)
First Financial Corp.	4,862	$ 213,199
First Financial Northwest, Inc.	18,059	406,689
First Hawaiian, Inc.(b)	427	9,885
First Horizon Corp.	7,104	110,325
First Internet Bancorp	2,536	86,883
First Interstate BancSystem, Inc., Class A	47,312	1,451,532
First Merchants Corp.	12,218	454,510
First Mid Bancshares, Inc.(b)	3,631	141,282
First Northwest Bancorp	2,359	25,241
First of Long Island Corp.	30,366	390,810
First Savings Financial Group, Inc.(b)	1,999	47,596
Flushing Financial Corp.	30,294	441,687
FNB Corp.	12,962	182,894
FS Bancorp, Inc.	2,927	130,222
German American Bancorp, Inc.(b)	5,646	218,783
Glacier Bancorp, Inc.(b)	24,458	1,117,731
Grupo Financiero Banorte SAB de CV, Class O	262,922	1,862,754
Hana Financial Group, Inc.	11,935	535,546
Hancock Whitney Corp.	43,068	2,203,790
Hang Seng Bank Ltd.	3,700	46,036
Hanmi Financial Corp.	1,547	28,774
HarborOne Bancorp, Inc.	6,544	84,941
HBT Financial, Inc.	13,129	287,263
HDFC Bank Ltd.	223,150	4,595,624
Heartland Financial USA, Inc.	9,768	553,846
Heritage Commerce Corp.	55,605	549,377
Heritage Financial Corp.	4,107	89,409
HomeTrust Bancshares, Inc.	16,921	576,668
Hong Leong Bank Bhd	40,600	212,570
Horizon Bancorp, Inc.	54,179	842,483
HSBC Holdings PLC	60,685	544,406
ICICI Bank Ltd.	343,275	5,209,385
Independent Bank Corp.	29,331	978,189
Independent Bank Group, Inc.(b)	13,525	779,852
Industrial & Commercial Bank of China Ltd., Class H	3,647,000	2,149,058
ING Groep NV	5,230	94,888
Intesa Sanpaolo SpA	398,830	1,707,269
Investar Holding Corp.	15,806	306,636
JPMorgan Chase & Co.	43,285	9,127,075
KB Financial Group, Inc.	22,119	1,364,792
KB Financial Group, Inc., ADR	1,603	98,985
KBC Group NV	6,864	546,086
Kearny Financial Corp.	69,862	479,952
KeyCorp.	18,056	302,438
Kotak Mahindra Bank Ltd.	35,513	785,000
Kuwait Finance House KSCP	1,257,032	2,951,039
Live Oak Bancshares, Inc.	10,670	505,438
Malayan Banking Bhd.	1,244,900	3,164,419
Mediobanca Banca di Credito Finanziario SpA	1,673	28,586
Mega Financial Holding Co. Ltd.	855,732	1,062,293
Mercantile Bank Corp.	5,676	248,155
Meridian Corp.	5,635	71,226
Metropolitan Bank & Trust Co.	33,170	46,643
Metropolitan Bank Holding Corp.(a)	7,047	370,531
Mid Penn Bancorp, Inc.	1,760	52,501
Midland States Bancorp, Inc.	28,806	644,678
MidWestOne Financial Group, Inc.	15,304	436,623
Mitsubishi UFJ Financial Group, Inc.	189,000	1,940,764
Mizuho Financial Group, Inc.	64,300	1,329,134
National Bank Holdings Corp., Class A	4,857	204,480
National Bank of Greece SA	85,042	726,987
National Bank of Kuwait SAKP	137,610	398,239
NatWest Group PLC	40,595	187,929
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
New York Community Bancorp, Inc.(b)	23,759	$ 266,814
Nordea Bank Abp	107,860	1,273,312
Northeast Bank	3,094	238,640
Northeast Community Bancorp, Inc.	3,871	102,388
Northfield Bancorp, Inc.	35,904	416,486
Northrim BanCorp, Inc.	6,221	443,060
NU Holdings Ltd./Cayman Islands, Class A(a)	159,591	2,178,417
OceanFirst Financial Corp.	118,747	2,207,507
OFG Bancorp	921	41,371
OP Bancorp	8,396	104,782
Origin Bancorp, Inc.(b)	25,962	834,938
Oversea-Chinese Banking Corp. Ltd.	6,300	73,748
Park National Corp.(b)	901	151,350
Peapack-Gladstone Financial Corp.	14,426	395,417
Piraeus Financial Holdings SA	44,790	190,684
Powszechna Kasa Oszczednosci Bank Polski SA	84,971	1,238,213
Premier Financial Corp.	44,086	1,035,139
Primis Financial Corp.	21,607	263,173
Provident Financial Services, Inc.	102,574	1,903,773
Public Bank Bhd	1,704,000	1,883,566
Qatar National Bank QPSC	529,807	2,466,887
Republic First Bancorp, Inc.(a)	46,639	23
Riverview Bancorp, Inc.	54,868	258,428
Riyad Bank	110,417	734,740
Sandy Spring Bancorp, Inc.(b)	31,850	999,134
Santander Bank Polska SA	235	27,770
Saudi Awwal Bank	66,371	614,284
Saudi National Bank	212,331	1,948,657
Sberbank of Russia PJSC(a)(d)	141,048	15
ServisFirst Bancshares, Inc.(b)	11,006	885,433
Shinhan Financial Group Co. Ltd.	25,004	1,060,483
Shore Bancshares, Inc.	19,609	274,330
Sierra Bancorp	5,411	156,270
Simmons First National Corp., Class A	7,528	162,153
SmartFinancial, Inc.(b)	5,532	161,202
Societe Generale SA	1,411	35,161
South Plains Financial, Inc.	5,105	173,162
Southern First Bancshares, Inc.(a)	3,717	126,675
Southern Missouri Bancorp, Inc.	2,924	165,177
Southside Bancshares, Inc.	6,400	213,952
Standard Bank Group Ltd.	130,245	1,823,939
Standard Chartered PLC	15,136	160,532
State Bank of India	125,347	1,176,885
Stellar Bancorp, Inc.(b)	9,749	252,402
Sumitomo Mitsui Financial Group, Inc.	60,600	1,294,817
Sumitomo Mitsui Trust Holdings, Inc.	56,100	1,342,749
Svenska Handelsbanken AB, Class A, A Shares	9,123	93,711
Swedbank AB, A Shares	20,014	424,810
TFS Financial Corp.(b)	169	2,173
Tompkins Financial Corp.	4,624	267,221
Towne Bank/Portsmouth VA	4,356	144,009
TriCo Bancshares	7,525	320,941
Truist Financial Corp.	4,321	184,809
Turkiye Garanti Bankasi A/S, Class A	113,191	405,134
Turkiye Is Bankasi A/S, Class C	807,166	330,813
U.S. Bancorp	28,941	1,323,472
UMB Financial Corp.	6,028	633,603
UniCredit SpA	18,393	807,482
United Bankshares, Inc.(b)	16,188	600,575
United Overseas Bank Ltd.	5,500	137,291
Univest Financial Corp.	28,764	809,419
Valley National Bancorp(b)	147,698	1,338,144
Security	Shares	Value
Banks (continued)
Veritex Holdings, Inc.	4,474	$ 117,756
WaFd, Inc.(b)	7,601	264,895
Washington Trust Bancorp, Inc.(b)	17,039	548,826
Webster Financial Corp.	1,555	72,479
Wells Fargo & Co.	70,939	4,007,344
WesBanco, Inc.	19,322	575,409
Westamerica BanCorp	1,894	93,601
Western New England Bancorp, Inc.	9,806	83,351
Westpac Banking Corp.	25,980	567,728
		173,605,226
Beverages — 0.4%
Ambev SA	1,070,765	2,570,921
Arca Continental SAB de CV	106,796	998,535
Brown-Forman Corp., Class A(b)	155	7,452
Coca-Cola Femsa SAB de CV	41,767	369,730
Coca-Cola Femsa SAB de CV, ADR	7,829	694,589
Diageo PLC	7,641	266,899
Eastroc Beverage Group Co. Ltd., Class A	5,200	200,413
MGP Ingredients, Inc.(b)	2,509	208,874
National Beverage Corp.(b)	11,520	540,749
Pernod Ricard SA	804	121,639
Wuliangye Yibin Co. Ltd., Class A	148,900	3,411,475
		9,391,276
Biotechnology — 3.4%
2seventy bio, Inc.(a)	13,863	65,433
3SBio, Inc.(c)	1,437,500	1,260,973
4D Molecular Therapeutics, Inc.(a)	19,056	205,995
89bio, Inc.(a)	12,648	93,595
AbbVie, Inc.	8,159	1,611,239
Abeona Therapeutics, Inc.(a)	621	3,925
Absci Corp.(a)	19,487	74,440
ACADIA Pharmaceuticals, Inc.(a)	44,729	687,932
Adaptimmune Therapeutics PLC, ADR(a)	8,118	7,715
ADMA Biologics, Inc.(a)	60,052	1,200,439
Affimed NV(a)	1,134	3,810
Agios Pharmaceuticals, Inc.(a)	14,815	658,230
Akebia Therapeutics, Inc.(a)(b)	20,348	26,859
Akero Therapeutics, Inc.(a)	17,885	513,121
Alector, Inc.(a)	37,165	173,189
Aligos Therapeutics, Inc.(a)(b)	138	1,195
Alkermes PLC(a)	36,032	1,008,536
Allogene Therapeutics, Inc.(a)(b)	17,487	48,964
Alnylam Pharmaceuticals, Inc.(a)	1,950	536,309
Alteogen, Inc.(a)	192	47,813
Altimmune, Inc.(a)(b)	10,013	61,480
ALX Oncology Holdings, Inc.(a)	4,859	8,843
Amgen, Inc.	4,237	1,365,204
Amicus Therapeutics, Inc.(a)	77,511	827,817
AnaptysBio, Inc.(a)	9,188	307,798
Anika Therapeutics, Inc.(a)	8,959	221,287
Annexon, Inc.(a)	25,264	149,563
Apellis Pharmaceuticals, Inc.(a)	8,228	237,296
Apogee Therapeutics, Inc.(a)(b)	6,023	353,791
Aprea Therapeutics, Inc.(a)	289	795
Aptinyx, Inc.(a)(d)	12,794	—
Arcellx, Inc.(a)	8,014	669,249
Arcturus Therapeutics Holdings, Inc.(a)(b)	10,544	244,726
Arcus Biosciences, Inc.(a)	28,058	429,007
Arcutis Biotherapeutics, Inc.(a)(b)	24,682	229,543
Ardelyx, Inc.(a)	43,325	298,509
Arrowhead Pharmaceuticals, Inc.(a)	25,268	489,441
Astria Therapeutics, Inc.(a)	11,248	123,840

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Atossa Therapeutics, Inc.(a)	14,288	$ 21,718
Avid Bioservices, Inc.(a)(b)	11,669	132,793
Avidity Biosciences, Inc.(a)	22,820	1,048,123
Beam Therapeutics, Inc.(a)	25,713	629,969
BeiGene Ltd.(a)	36,000	632,709
BioCryst Pharmaceuticals, Inc.(a)(b)	84,473	641,995
Biogen, Inc.(a)	13,935	2,701,160
Biohaven Ltd.(a)	8,404	419,948
BioMarin Pharmaceutical, Inc.(a)(b)	20,744	1,458,096
Black Diamond Therapeutics, Inc.(a)	10,139	44,105
Blueprint Medicines Corp.(a)	23,536	2,177,080
Bolt Biotherapeutics, Inc.(a)	1,792	1,161
Bridgebio Pharma, Inc.(a)(b)	37,382	951,746
C4 Therapeutics, Inc.(a)	22,677	129,259
Cabaletta Bio, Inc.(a)(b)	18,345	86,588
CanSino Biologics, Inc., Class H(a)(c)	22,400	81,173
CareDx, Inc.(a)	21,482	670,775
Caribou Biosciences, Inc.(a)	14,514	28,447
Catalyst Pharmaceuticals, Inc.(a)	41,716	829,314
Celldex Therapeutics, Inc.(a)(b)	14,378	488,708
Celltrion, Inc.	9,766	1,454,087
CG oncology, Inc.(a)	3,025	114,133
Cogent Biosciences, Inc.(a)	7,321	79,067
Coherus Biosciences, Inc.(a)(b)	58,839	61,193
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	516	10,645
Crinetics Pharmaceuticals, Inc.(a)	13,098	669,308
CSL Ltd.	7,082	1,398,933
Cullinan Therapeutics, Inc.(a)	10,310	172,589
Cytokinetics, Inc.(a)	22,577	1,192,066
Day One Biopharmaceuticals, Inc.(a)	16,515	230,054
Denali Therapeutics, Inc.(a)	54,788	1,595,974
Dynavax Technologies Corp.(a)	31,778	354,007
Dyne Therapeutics, Inc.(a)	19,025	683,378
Eagle Pharmaceuticals, Inc.(a)	2,310	8,616
Editas Medicine, Inc.(a)	34,530	117,747
Emergent BioSolutions, Inc.(a)(b)	27,484	229,491
Enanta Pharmaceuticals, Inc.(a)	11,800	122,248
Erasca, Inc.(a)	3,019	8,242
Exact Sciences Corp.(a)	4,272	291,009
Exagen, Inc.(a)	3,771	11,652
Exelixis, Inc.(a)	18,249	473,562
Exicure, Inc.(a)	35	121
Fate Therapeutics, Inc.(a)	60,121	210,424
Fennec Pharmaceuticals, Inc.(a)	2,062	10,310
Foghorn Therapeutics, Inc.(a)	2,905	27,046
Galera Therapeutics, Inc.(a)	7	1
Genmab A/S(a)	1,856	449,957
Geron Corp.(a)	74,437	337,944
Gilead Sciences, Inc.	51,872	4,348,948
GRAIL, Inc.(a)(b)	237	3,261
Halozyme Therapeutics, Inc.(a)	29,351	1,680,051
Heron Therapeutics, Inc.(a)(b)	22,992	45,754
Hugel, Inc.(a)	1,856	339,050
Humacyte, Inc.(a)	23,337	126,953
Ideaya Biosciences, Inc.(a)	26,725	846,648
Immunome, Inc.(a)	5,810	84,942
Immunovant, Inc.(a)(b)	12,637	360,281
Incyte Corp.(a)	6,023	398,120
Insmed, Inc.(a)	29,764	2,172,772
Intellia Therapeutics, Inc.(a)	48,634	999,429
Ionis Pharmaceuticals, Inc.(a)	19,035	762,542
Iovance Biotherapeutics, Inc.(a)(b)	50,484	474,045
Ironwood Pharmaceuticals, Inc., Class A(a)	35,822	147,587
Security	Shares	Value
Biotechnology (continued)
iTeos Therapeutics, Inc.(a)	44,363	$ 452,946
Janux Therapeutics, Inc.(a)	5,225	237,372
Karyopharm Therapeutics, Inc.(a)(b)	22,145	18,380
Keros Therapeutics, Inc.(a)	7,735	449,171
Kineta, Inc.(a)	347	239
Kiniksa Pharmaceuticals International PLC(a)	30,668	766,393
Kodiak Sciences, Inc.(a)	12,727	33,217
Kronos Bio, Inc.(a)	4,102	4,102
Krystal Biotech, Inc.(a)(b)	3,512	639,289
Kura Oncology, Inc.(a)	28,954	565,761
Kymera Therapeutics, Inc.(a)(b)	14,563	689,267
Lyell Immunopharma, Inc.(a)	11,166	15,409
Madrigal Pharmaceuticals, Inc.(a)(b)	3,092	656,184
MannKind Corp.(a)(b)	62,555	393,471
Medytox, Inc.(a)	1,826	268,706
MiMedx Group, Inc.(a)	33,246	196,484
Mineralys Therapeutics, Inc.(a)(b)	5,847	70,807
Mirum Pharmaceuticals, Inc.(a)(b)	9,452	368,628
Moderna, Inc.(a)	6,066	405,391
Myriad Genetics, Inc.(a)	23,108	632,928
Natera, Inc.(a)	15,376	1,951,983
Neurocrine Biosciences, Inc.(a)	18,231	2,100,576
NextCure, Inc.(a)	8,270	11,330
Nkarta, Inc.(a)	16,890	76,343
Novavax, Inc.(a)(b)	26,836	338,939
Nurix Therapeutics, Inc.(a)	23,956	538,291
Nuvalent, Inc., Class A(a)	7,116	727,967
Nymox Pharmaceutical Corp.(a)	5,685	682
Olema Pharmaceuticals, Inc.(a)(b)	14,453	172,569
ORIC Pharmaceuticals, Inc.(a)	4,362	44,711
Passage Bio, Inc.(a)	10,080	7,056
PMV Pharmaceuticals, Inc.(a)	16,133	24,038
Poseida Therapeutics, Inc.(a)	6,170	17,646
Praxis Precision Medicines, Inc.(a)	2,743	157,832
Precigen, Inc.(a)	4,797	4,543
Precision BioSciences, Inc.(a)	387	3,468
Prelude Therapeutics, Inc.(a)(b)	1,472	3,047
Protagonist Therapeutics, Inc.(a)	13,457	605,565
Prothena Corp. PLC(a)	19,110	319,710
PTC Therapeutics, Inc.(a)	23,402	868,214
Puma Biotechnology, Inc.(a)	9,507	24,243
Quince Therapeutics, Inc.(a)(b)	608	472
Recursion Pharmaceuticals, Inc., Class A(a)(b)	54,926	361,962
Regeneron Pharmaceuticals, Inc.(a)	497	522,466
REGENXBIO, Inc.(a)	22,936	240,599
Relay Therapeutics, Inc.(a)	55,237	391,078
Replimune Group, Inc.(a)	16,761	183,701
REVOLUTION Medicines, Inc.(a)	29,270	1,327,395
Rhythm Pharmaceuticals, Inc.(a)	12,017	629,571
Rigel Pharmaceuticals, Inc.(a)	2,191	35,450
Rocket Pharmaceuticals, Inc.(a)	6,695	123,657
Sage Therapeutics, Inc.(a)	16,025	115,701
Sana Biotechnology, Inc.(a)(b)	51,424	213,924
Sarepta Therapeutics, Inc.(a)	4,674	583,736
Scholar Rock Holding Corp.(a)	22,604	181,058
Seegene, Inc.	1,918	36,031
Shattuck Labs, Inc.(a)(b)	2,634	9,193
Solid Biosciences, Inc.(a)	2,753	19,188
SpringWorks Therapeutics, Inc.(a)	14,053	450,258
Spyre Therapeutics, Inc.(a)(b)	3,097	91,083
SQZ Biotechnologies Co.(a)	1,471	34
Stoke Therapeutics, Inc.(a)	6,430	79,025
Summit Therapeutics, Inc.(a)(b)	9,603	210,306
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sutro Biopharma, Inc.(a)	43,538	$ 150,641
Syndax Pharmaceuticals, Inc.(a)	40,739	784,226
Syros Pharmaceuticals, Inc.(a)	870	1,871
Taysha Gene Therapies, Inc.(a)(b)	32,615	65,556
TG Therapeutics, Inc.(a)(b)	40,241	941,237
Travere Therapeutics, Inc.(a)(b)	36,403	509,278
Twist Bioscience Corp.(a)	17,194	776,825
Ultragenyx Pharmaceutical, Inc.(a)	9,113	506,227
United Therapeutics Corp.(a)	2,601	932,068
UNITY Biotechnology, Inc.(a)	517	760
UroGen Pharma Ltd.(a)	4,675	59,373
Vanda Pharmaceuticals, Inc.(a)	95,543	448,097
Vaxcyte, Inc.(a)	22,250	2,542,507
Vera Therapeutics, Inc., Class A(a)(b)	8,858	391,524
Veracyte, Inc.(a)	34,984	1,190,855
Vericel Corp.(a)(b)	13,137	555,038
Verve Therapeutics, Inc.(a)	36,757	177,904
Viking Therapeutics, Inc.(a)(b)	2,534	160,428
Vincerx Pharma, Inc.(a)	1,674	1,199
Vir Biotechnology, Inc.(a)	38,782	290,477
Viridian Therapeutics, Inc.(a)	6,980	158,795
Voyager Therapeutics, Inc.(a)	19,010	111,209
Xencor, Inc.(a)	35,519	714,287
Zentalis Pharmaceuticals, Inc.(a)	7,312	26,908
Zymeworks, Inc.(a)(b)	7,598	95,355
		82,788,386
Broadline Retail — 2.9%
Alibaba Group Holding Ltd.	1,058,660	14,068,297
Amazon.com, Inc.(a)	218,451	40,703,975
Coupang, Inc., Class A(a)	7,635	187,439
Dillard’s, Inc., Class A(b)	902	346,088
eBay, Inc.	917	59,706
Etsy, Inc.(a)	3,351	186,081
JD.com, Inc., Class A	202,286	4,057,426
Kohl’s Corp.(b)	8,654	182,599
Macy’s, Inc.	11,973	187,856
Magazine Luiza SA(a)	165,470	294,631
MercadoLibre, Inc.(a)	939	1,926,791
Naspers Ltd., Class N	6,851	1,661,455
Next PLC	769	100,736
Nordstrom, Inc.(b)	367	8,254
PDD Holdings, Inc., ADR(a)	33,651	4,536,491
Pepco Group NV(a)	5,457	29,115
Prosus NV	11,801	515,730
Rakuten Group, Inc.(a)	25,900	167,117
Wesfarmers Ltd.	29,547	1,434,828
		70,654,615
Building Products — 0.9%
Advanced Drainage Systems, Inc.(b)	11,254	1,768,679
American Woodmark Corp.(a)	8,953	836,658
Apogee Enterprises, Inc.	8,539	597,858
Assa Abloy AB, Class B	16,670	561,611
AZEK Co., Inc., Class A(a)	25,765	1,205,802
Blue Star Ltd.	60,823	1,498,414
Builders FirstSource, Inc.(a)	4,437	860,157
Carlisle Cos., Inc.	330	148,417
Cie de Saint-Gobain SA	422	38,487
CSW Industrials, Inc.	3,180	1,165,120
Daikin Industries Ltd.	2,400	336,866
Fortune Brands Innovations, Inc.(b)	4,751	425,357
Gibraltar Industries, Inc.(a)	16,077	1,124,265
Security	Shares	Value
Building Products (continued)
Griffon Corp.	5,567	$ 389,690
Hayward Holdings, Inc.(a)	231	3,544
Insteel Industries, Inc.	4,176	129,832
JELD-WEN Holding, Inc.(a)	45,436	718,343
Kajaria Ceramics Ltd.	10,381	181,414
Kingspan Group PLC	276	25,886
Lixil Corp.(b)	5,200	62,315
Masco Corp.	10,600	889,764
Masterbrand, Inc.(a)	29,726	551,120
Owens Corning	1,890	333,623
Quanex Building Products Corp.	12,050	334,387
Resideo Technologies, Inc.(a)	18,884	380,324
Trane Technologies PLC	12,471	4,847,852
Trex Co., Inc.(a)	5,056	336,628
UFP Industries, Inc.	19,264	2,527,629
Zurn Elkay Water Solutions Corp.(b)	32,491	1,167,727
		23,447,769
Capital Markets — 2.1%
3i Group PLC	23,405	1,036,806
Ameriprise Financial, Inc.	2,376	1,116,269
Amundi SA(c)	2,681	200,396
Ares Management Corp., Class A	1,207	188,099
Artisan Partners Asset Management, Inc., Class A	15,515	672,110
B3 SA - Brasil Bolsa Balcao	741,388	1,457,545
Blackstone, Inc., Class A	5,830	892,748
Brightsphere Investment Group, Inc.	31,699	805,155
Brookfield Corp., Class A	2,129	113,073
Carlyle Group, Inc.	700	30,142
Cboe Global Markets, Inc.	416	85,226
Charles Schwab Corp.	26,831	1,738,917
CITIC Securities Co. Ltd., Class H	240,500	625,846
CME Group, Inc., Class A	26,094	5,757,641
Cohen & Steers, Inc.(b)	4,411	423,235
Coinbase Global, Inc., Class A(a)	1,752	312,154
Daiwa Securities Group, Inc.	12,200	86,530
Deutsche Bank AG, Class N, Registered Shares	17,466	302,365
Deutsche Boerse AG, Class N	1,300	305,199
Donnelley Financial Solutions, Inc.(a)	15,936	1,049,067
Euronext NV(c)	469	50,909
Evercore, Inc., Class A	7,699	1,950,465
Federated Hermes, Inc., Class B	30,207	1,110,711
Franklin Resources, Inc.(b)	34,168	688,485
GCM Grosvenor, Inc., Class A(b)	7,212	81,640
Goldman Sachs Group, Inc.	2,974	1,472,457
Hamilton Lane, Inc., Class A	10,602	1,785,271
Hargreaves Lansdown PLC	2,544	37,914
Hong Kong Exchanges & Clearing Ltd.	3,600	147,061
Houlihan Lokey, Inc., Class A	8,397	1,326,894
Indian Energy Exchange Ltd.(c)	111,238	271,138
Interactive Brokers Group, Inc., Class A	3,385	471,734
Intercontinental Exchange, Inc.	7,722	1,240,462
Invesco Ltd.	247,798	4,351,333
KKR & Co., Inc., Class A	1,462	190,908
Lazard, Inc.(b)	5,037	253,764
London Stock Exchange Group PLC	1,737	237,814
LPL Financial Holdings, Inc.	1,135	264,035
Macquarie Group Ltd.	3,587	573,961
Moelis & Co., Class A	2,963	202,995
Moody’s Corp.(b)	691	327,942
Morgan Stanley	21,288	2,219,061
MSCI, Inc., Class A	1,645	958,920
Multi Commodity Exchange of India Ltd.	4,172	281,828

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Nasdaq, Inc.	8,929	$ 651,906
NH Investment & Securities Co. Ltd.	12,330	126,214
Nippon Life India Asset Management Ltd.(c)	94,802	737,601
Nomura Holdings, Inc.	42,900	223,894
Oppenheimer Holdings, Inc., Class A	2,010	102,832
Partners Group Holding AG	99	149,260
Patria Investments Ltd., Class A	43,844	489,737
Piper Sandler Cos.(b)	4,027	1,142,903
PJT Partners, Inc., Class A(b)	10,084	1,344,601
S&P Global, Inc.	3,760	1,942,491
Samsung Securities Co. Ltd.	44,088	1,465,335
SBI Holdings, Inc.	7,400	171,255
Schroders PLC	9,566	44,824
Silvercrest Asset Management Group, Inc., Class A	2,644	45,583
St. James’s Place PLC	3,747	36,811
State Street Corp.	30,462	2,694,973
StepStone Group, Inc., Class A(b)	9,043	513,914
Stifel Financial Corp.(b)	6,941	651,760
UBS Group AG, Registered Shares	29,327	907,496
Victory Capital Holdings, Inc., Class A	15,612	864,905
Virtu Financial, Inc., Class A	4,276	130,247
XP, Inc., Class A	1,114	19,985
		52,154,752
Chemicals — 0.9%
AdvanSix, Inc.	15,086	458,313
Air Liquide SA	1,586	306,273
Alto Ingredients, Inc.(a)	10,259	16,517
Arcadium Lithium PLC(a)	57,998	165,294
Arkema SA	605	57,625
Asahi Kasei Corp.	10,500	79,605
Aspen Aerogels, Inc.(a)	7,684	212,770
Atul Ltd.	7,974	731,339
Avient Corp.	4,820	242,542
Axalta Coating Systems Ltd.(a)	3,441	124,530
Cabot Corp.(b)	16,003	1,788,655
Castrol India Ltd.	151,030	443,582
Chambal Fertilisers and Chemicals Ltd.	177,334	1,119,716
Covestro AG(a)(c)	669	41,692
Croda International PLC	1,292	73,001
Ecolab, Inc.	5,593	1,428,061
Hawkins, Inc.	4,345	553,857
Huntsman Corp.	71,921	1,740,488
Hyosung Advanced Materials Corp.	1,678	369,945
Indorama Ventures PCL, NVDR(b)	915,100	700,367
Innospec, Inc.	3,757	424,879
Johnson Matthey PLC	871	17,762
KCC Corp.	3,750	860,067
Koppers Holdings, Inc.	8,957	327,199
LG Chem Ltd.	5,060	1,373,424
Minerals Technologies, Inc.	13,084	1,010,477
National Industrialization Co.(a)	230,497	694,864
NewMarket Corp.	20	11,038
Orbia Advance Corp. SAB de CV	455,772	460,865
Orion SA	8,799	156,710
Perimeter Solutions SA(a)	10,261	138,011
PhosAgro PJSC(a)(d)	3,231	—
PhosAgro PJSC, GDR(a)(d)	62	1
Quaker Chemical Corp.	7,833	1,319,782
Rayonier Advanced Materials, Inc.(a)	11,064	94,708
Sasol Ltd.	33,403	224,344
Saudi Basic Industries Corp.	137,970	2,754,692
Security	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	5,683	$ 455,890
Stepan Co.	2,958	228,506
Sumitomo Chemical Co. Ltd.	100,000	285,516
Tronox Holdings PLC	30,726	449,521
		21,942,428
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	18,676	985,346
ACV Auctions, Inc., Class A(a)	16,601	337,498
Brambles Ltd.	51,377	674,363
BrightView Holdings, Inc.(a)	18,913	297,691
CECO Environmental Corp.(a)	6,033	170,131
Cimpress PLC(a)	5,453	446,710
Cintas Corp.	36,892	7,595,325
Clean Harbors, Inc.(a)	631	152,519
CoreCivic, Inc.(a)(b)	49,936	631,690
Deluxe Corp.(b)	3,873	75,485
GEO Group, Inc.(a)(b)	13,286	170,725
GFL Environmental, Inc.	9,123	363,922
Healthcare Services Group, Inc.(a)(b)	57,955	647,357
Interface, Inc., Class A	4,145	78,631
Liquidity Services, Inc.(a)	10,177	232,036
Matthews International Corp., Class A(b)	7,232	167,782
MillerKnoll, Inc.(b)	6,458	159,900
MSA Safety, Inc.	124	21,990
RB Global, Inc.	1,244	100,130
Republic Services, Inc.	1,913	384,207
Steelcase, Inc., Class A	42,357	571,396
Stericycle, Inc.(a)	2,327	141,947
UniFirst Corp.	1,733	344,260
Veralto Corp.(b)	15,298	1,711,234
Viad Corp.(a)	5,942	212,902
Waste Connections, Inc.	8,584	1,534,991
Waste Management, Inc.	27,159	5,638,208
		23,848,376
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	11,822	4,537,520
Calix, Inc.(a)	21,120	819,245
Cisco Systems, Inc.	60,157	3,201,556
CommScope Holding Co., Inc.(a)	43,023	262,870
F5, Inc.(a)	298	65,620
Gemtek Technology Corp.	163,000	197,118
Harmonic, Inc.(a)	6,131	89,329
Infinera Corp.(a)(b)	43,980	296,865
Juniper Networks, Inc.	5,384	209,868
Motorola Solutions, Inc.	12,808	5,758,861
NETGEAR, Inc.(a)	52,494	1,053,030
NetScout Systems, Inc.(a)	3,881	84,412
Ubiquiti, Inc.(b)	697	154,539
Viasat, Inc.(a)(b)	33,234	396,814
Viavi Solutions, Inc.(a)	39,822	359,194
ZTE Corp., Class A	144,600	637,419
		18,124,260
Construction & Engineering — 1.5%
AECOM	13,498	1,393,938
Al Babtain Power & Telecommunication Co.	8,417	98,866
Ameresco, Inc., Class A(a)	6,275	238,074
API Group Corp.(a)	3,346	110,485
Arcosa, Inc.	7,205	682,746
Argan, Inc.	6,594	668,829
Bouygues SA	1,014	33,940
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
China Railway Group Ltd., Class H	698,000	$ 361,591
China State Construction Engineering Corp. Ltd., Class A	144,400	126,147
Comfort Systems USA, Inc.	9,622	3,755,948
Construction Partners, Inc., Class A(a)	14,054	980,969
DL E&C Co. Ltd.	2,293	51,858
Dycom Industries, Inc.(a)	11,474	2,261,525
Eiffage SA	2,211	213,506
EMCOR Group, Inc.	7,801	3,358,565
Ferrovial SE	793	34,081
Fluor Corp.(a)	33,650	1,605,441
GS Engineering & Construction Corp.(a)	17,036	238,389
IES Holdings, Inc.(a)	2,893	577,501
IJM Corp. Bhd.	848,900	604,042
ITD Cementation India Ltd.	69,788	440,964
Kajima Corp.	3,400	63,727
Kalpataru Projects International Ltd.	32,797	534,000
KEC International Ltd.	70,586	873,812
Larsen & Toubro Ltd.	74,618	3,272,259
MasTec, Inc.(a)	15,523	1,910,881
Matrix Service Co.(a)	8,857	102,121
MYR Group, Inc.(a)	5,487	560,936
NCC Ltd./India	221,959	798,400
Obayashi Corp.	16,600	211,545
Primoris Services Corp.	36,018	2,091,925
Quanta Services, Inc.(b)	4,215	1,256,702
Samsung E&A Co. Ltd.(a)	1,966	32,990
Shimizu Corp.	25,600	176,457
Stantec, Inc.	1,259	101,245
Sterling Infrastructure, Inc.(a)	10,966	1,590,289
Tutor Perini Corp.(a)	29,135	791,307
Vinci SA	6,125	715,991
Voltas Ltd.	128,919	2,838,333
WillScot Holdings Corp.(a)	4,615	173,524
Worley Ltd.	23,510	239,595
		36,173,444
Construction Materials — 0.3%
Cemex SAB de CV	529,886	324,552
CRH PLC	14,537	1,348,161
GCC SAB de CV	69,276	518,497
Heidelberg Materials AG	5,067	551,998
Holcim AG	16,342	1,600,418
James Hardie Industries PLC(a)	14,477	575,282
Knife River Corp.(a)	1,845	164,925
Summit Materials, Inc., Class A(a)	13,278	518,240
Vulcan Materials Co.	3,507	878,258
		6,480,331
Consumer Finance — 0.5%
Ally Financial, Inc.	2,361	84,028
American Express Co.	9,570	2,595,384
Bajaj Finance Ltd.	4,779	439,085
Capital One Financial Corp.	839	125,624
Discover Financial Services	3,193	447,946
Encore Capital Group, Inc.(a)	9,457	447,032
Enova International, Inc.(a)	17,176	1,439,177
EZCORP, Inc., Class A(a)(b)	59,343	665,235
FirstCash Holdings, Inc.	12,999	1,492,285
Isracard Ltd.	1	4
LendingClub Corp.(a)	6,930	79,210
LendingTree, Inc.(a)	8,048	467,025
OneMain Holdings, Inc.(b)	50,840	2,393,039
Security	Shares	Value
Consumer Finance (continued)
Oportun Financial Corp.(a)	7,285	$ 20,471
PRA Group, Inc.(a)	8,762	195,918
PROG Holdings, Inc.	21,715	1,052,960
Regional Management Corp.	17,349	567,486
Upstart Holdings, Inc.(a)(b)	10,545	421,905
World Acceptance Corp.(a)	919	108,424
		13,042,238
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	1,232	22,767
Andersons, Inc.(b)	9,196	461,087
BIM Birlesik Magazalar A/S, Class A	17,671	256,429
BJ’s Wholesale Club Holdings, Inc.(a)	742	61,200
Carrefour SA	3,681	62,766
Coles Group Ltd.	36,840	459,266
Costco Wholesale Corp.	12,980	11,507,030
CP ALL PCL, NVDR	1,013,700	2,054,574
Dollar General Corp.	7,675	649,075
Dollar Tree, Inc.(a)	7,263	510,734
Grocery Outlet Holding Corp.(a)	638	11,197
J Sainsbury PLC	90,888	359,675
Kroger Co.	88,135	5,050,135
Loblaw Cos. Ltd.	3,989	531,139
Maplebear, Inc.(a)	2,375	96,758
Marks & Spencer Group PLC	28,784	143,645
Migros Ticaret A/S, Class A	32,157	422,573
Ocado Group PLC(a)	2,725	14,053
Performance Food Group Co.(a)	23,628	1,851,726
Ping An Healthcare & Technology Co. Ltd.(a)(b)(c)	255,500	471,148
President Chain Store Corp.	38,000	353,435
PriceSmart, Inc.	9,774	897,058
Seven & i Holdings Co. Ltd.	43,000	647,479
SpartanNash Co.	11,659	261,278
Sprouts Farmers Market, Inc.(a)	23,020	2,541,638
Sysco Corp.	16,443	1,283,541
Target Corp.(b)	9,829	1,531,948
Tesco PLC	164,449	789,570
U.S. Foods Holding Corp.(a)	1,611	99,077
Wal-Mart de Mexico SAB de CV	918,926	2,761,445
Walmart, Inc.	177,817	14,358,723
		50,522,169
Containers & Packaging — 0.1%
Crown Holdings, Inc.	12,827	1,229,853
Packaging Corp. of America	2,460	529,884
Silgan Holdings, Inc.	282	14,805
TriMas Corp.	7,215	184,199
		1,958,741
Distributors — 0.0%
Genuine Parts Co.	5,800	810,144
Pool Corp.	393	148,082
		958,226
Diversified Consumer Services — 0.2%
ADT, Inc.(b)	444	3,210
Adtalem Global Education, Inc.(a)	4,062	306,600
American Public Education, Inc.(a)	4,631	68,307
Bright Horizons Family Solutions, Inc.(a)	1,150	161,150
Chegg, Inc.(a)	25,572	45,262
Coursera, Inc.(a)	34,763	276,018
Frontdoor, Inc.(a)	25,354	1,216,738
Grand Canyon Education, Inc.(a)(b)	102	14,469
Laureate Education, Inc., Class A	99,108	1,646,184
OneSpaWorld Holdings Ltd.	19,537	322,556

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Perdoceo Education Corp.	9,927	$ 220,777
Strategic Education, Inc.	7,936	734,477
Stride, Inc.(a)	6,619	564,667
TAL Education Group, ADR(a)	14,967	177,209
Universal Technical Institute, Inc.(a)	13,558	220,453
		5,978,077
Diversified REITs — 0.2%
Alexander & Baldwin, Inc.(b)	6,342	121,766
American Assets Trust, Inc.	68,111	1,819,926
Armada Hoffler Properties, Inc.	27,637	299,309
British Land Co. PLC	6,441	37,530
CTO Realty Growth, Inc.(b)	59,306	1,128,000
Empire State Realty Trust, Inc., Class A	9,893	109,615
Fibra Uno Administracion SA de CV	52,995	61,688
Gladstone Commercial Corp.	31,321	508,653
Land Securities Group PLC	3,870	33,735
One Liberty Properties, Inc.(b)	3,031	83,474
		4,203,696
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc., Class A(a)(b)	16,178	423,055
AT&T, Inc.	82,758	1,820,676
ATN International, Inc.	8,014	259,173
Bandwidth, Inc., Class A(a)	22,230	389,247
Cogent Communications Holdings, Inc.(b)	7,386	560,745
Consolidated Communications Holdings, Inc.(a)	12,802	59,401
Deutsche Telekom AG, Class N, Registered Shares	42,361	1,244,110
Emirates Telecommunications Group Co. PJSC	48,236	242,950
Globalstar, Inc.(a)	31,346	38,869
Hellenic Telecommunications Organization SA, Class R	19,264	332,410
IDT Corp., Class B(b)	2,742	104,662
Iridium Communications, Inc.(b)	14,764	449,564
Liberty Latin America Ltd., Class A(a)	11,559	110,735
Lumen Technologies, Inc.(a)(b)	229,991	1,632,936
Nippon Telegraph & Telephone Corp.	565,600	579,844
Ooredoo QPSC	199,506	641,484
Saudi Telecom Co.	85,243	993,365
Telefonica Brasil SA	93,927	962,426
Telkom Indonesia Persero Tbk PT	717,600	142,095
True Corp. PCL, NVDR(a)	1,531,300	531,765
Verizon Communications, Inc.	34,553	1,551,775
		13,071,287
Electric Utilities — 0.8%
Acciona SA	175	24,828
ALLETE, Inc.	9,328	598,764
Avangrid, Inc.	2,232	79,883
CESC Ltd.	66,200	159,291
Chubu Electric Power Co., Inc.	13,600	159,829
CK Infrastructure Holdings Ltd.	3,500	23,810
CLP Holdings Ltd.	8,500	74,310
Duke Energy Corp.	4,985	574,771
EDP SA	58,010	264,572
Emera, Inc.	5,331	210,055
Enel SpA	27,892	222,796
Entergy Corp.	1,289	169,645
Eversource Energy	1,875	127,594
Exelon Corp.	87,356	3,542,286
Iberdrola SA	22,038	340,688
IDACORP, Inc.	21,410	2,207,157
Inter RAO UES PJSC(a)(d)	5,347,154	575
Security	Shares	Value
Electric Utilities (continued)
Kansai Electric Power Co., Inc.	5,800	$ 96,123
Korea Electric Power Corp.(a)	15,021	234,759
NextEra Energy, Inc.	14,555	1,230,334
OGE Energy Corp.	32,404	1,329,212
Origin Energy Ltd.	7,090	49,113
Otter Tail Corp.(b)	1,948	152,256
Pinnacle West Capital Corp.(b)	7,630	675,942
Power Assets Holdings Ltd.	7,000	44,621
Power Grid Corp. of India Ltd.	210,898	889,479
Saudi Electricity Co.	189,559	842,717
SSE PLC	6,051	152,512
Tenaga Nasional Bhd	760,800	2,667,419
Terna - Rete Elettrica Nazionale	4,347	39,153
TXNM Energy, Inc.	41,808	1,829,936
		19,014,430
Electrical Equipment — 1.2%
ABB India Ltd.	10,586	1,017,388
ABB Ltd., Class N, Registered Shares	53,786	3,120,427
Acuity Brands, Inc.	2,364	651,022
Allient, Inc.	11,849	225,012
American Superconductor Corp.(a)	9,124	215,326
AMETEK, Inc.	3,136	538,483
Atkore, Inc.(b)	9,858	835,367
Bizlink Holding, Inc.	44,000	636,740
Bloom Energy Corp., Class A(a)(b)	24,259	256,175
Contemporary Amperex Technology Co. Ltd., Class A	14,900	524,344
Eaton Corp. PLC	24,748	8,202,477
Emerson Electric Co.	9,584	1,048,202
EnerSys	14,518	1,481,562
Fluence Energy, Inc., Class A(a)(b)	9,098	206,616
GE Vernova, Inc.(a)	1,466	373,801
Generac Holdings, Inc.(a)	2,428	385,761
Havells India Ltd.	62,190	1,493,380
KEI Industries Ltd.	17,858	914,498
Legrand SA	696	80,183
LS Corp.	4,997	469,781
Mitsubishi Electric Corp.	15,700	254,669
NEXTracker, Inc., Class A(a)	25,858	969,158
Powell Industries, Inc.(b)	2,207	489,932
Schneider Electric SE	2,181	574,928
Shoals Technologies Group, Inc., Class A(a)	25,695	144,149
Siemens Energy AG(a)	24,680	911,182
Sunrun, Inc.(a)(b)	48,190	870,311
Triveni Turbine Ltd., Class B	65,350	532,737
Vertiv Holdings Co., Class A	7,715	767,565
Vestas Wind Systems A/S(a)	18,110	398,487
Vicor Corp.(a)	7,559	318,234
Voltronic Power Technology Corp.	6,000	383,513
		29,291,410
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	24,534	1,598,635
Arlo Technologies, Inc.(a)	18,575	224,943
AUO Corp.	388,000	208,086
Avnet, Inc.(b)	26,685	1,449,262
Badger Meter, Inc.	7,825	1,709,058
Benchmark Electronics, Inc.(b)	24,958	1,106,139
BOE Technology Group Co. Ltd., Class A	2,806,400	1,778,182
Chroma ATE, Inc.	8,000	93,928
Crane NXT Co.(b)	160	8,976
Delta Electronics, Inc.	153,000	1,825,452
ePlus, Inc.(a)	9,215	906,203
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Fabrinet(a)	10,534	$ 2,490,659
FARO Technologies, Inc.(a)	21,614	413,692
Flex Ltd.(a)(b)	81,487	2,724,110
Foxconn Industrial Internet Co. Ltd., Class A	225,800	805,569
GoerTek, Inc., Class A	37,900	121,947
Halma PLC	13,166	460,355
Hexagon AB, Class B	9,662	104,070
Hon Hai Precision Industry Co. Ltd.	826,000	4,863,373
Hon Hai Precision Industry Co. Ltd., GDR	8,476	99,848
Insight Enterprises, Inc.(a)	8,055	1,734,966
Itron, Inc.(a)(b)	10,028	1,071,091
Keyence Corp.	900	431,336
Kimball Electronics, Inc.(a)	21,669	401,093
Kyocera Corp.	21,200	247,769
Largan Precision Co. Ltd.	2,000	160,323
Lens Technology Co. Ltd., Class A	114,200	331,478
Lotes Co. Ltd.	17,000	741,648
Methode Electronics, Inc.	8,524	101,947
Mirion Technologies, Inc., Class A(a)(b)	7,153	79,184
Murata Manufacturing Co. Ltd.	16,200	320,577
Napco Security Technologies, Inc.	11,763	475,931
Novanta, Inc.(a)	1,352	241,900
OSI Systems, Inc.(a)	5,654	858,447
PC Connection, Inc.(b)	12,927	975,084
Plexus Corp.(a)(b)	9,468	1,294,370
Primax Electronics Ltd.	665,000	1,903,106
Rogers Corp.(a)	2,094	236,643
Samsung SDI Co. Ltd.	1,058	305,482
Sanmina Corp.(a)	21,755	1,489,130
ScanSource, Inc.(a)	12,166	584,333
Shennan Circuits Co. Ltd., Class A	1,700	26,780
Simplo Technology Co. Ltd.	3,000	33,470
Spectris PLC	5,944	217,228
Sunny Optical Technology Group Co. Ltd.	81,700	591,133
TD SYNNEX Corp.	7,575	909,606
TE Connectivity PLC(a)	35,129	5,304,128
TTM Technologies, Inc.(a)	64,961	1,185,538
Vishay Precision Group, Inc.(a)	2,668	69,101
		45,315,309
Energy Equipment & Services — 0.8%
Archrock, Inc.	49,345	998,743
Borr Drilling Ltd.	65,988	362,274
Bristow Group, Inc.(a)	2,939	101,954
Cactus, Inc., Class A	1,973	117,729
ChampionX Corp.	42,886	1,293,013
Dialog Group Bhd	279,500	145,897
Expro Group Holdings NV(a)	9,152	157,140
Halliburton Co.	125,879	3,656,785
Helix Energy Solutions Group, Inc.(a)	59,615	661,727
Helmerich & Payne, Inc.	31,572	960,420
Innovex International, Inc.(a)	11,524	169,172
Liberty Energy, Inc., Class A(b)	50,360	961,372
Nabors Industries Ltd.(a)	2,512	161,949
Natural Gas Services Group, Inc.(a)	3,304	63,140
Newpark Resources, Inc.(a)	36,424	252,418
Noble Corp. PLC(b)	48,139	1,739,744
NOV, Inc.	55,989	894,144
Oceaneering International, Inc.(a)	34,384	855,130
Oil States International, Inc.(a)	112,640	518,144
Patterson-UTI Energy, Inc.(b)	114,154	873,278
ProPetro Holding Corp.(a)	80,745	618,507
Security	Shares	Value
Energy Equipment & Services (continued)
RPC, Inc.(b)	60,830	$ 386,879
Schlumberger NV	35,106	1,472,697
Select Water Solutions, Inc., Class A(b)	33,739	375,515
Smart Sand, Inc.(a)	600	1,182
TechnipFMC PLC	4,706	123,438
Tidewater, Inc.(a)	13,960	1,002,188
Transocean Ltd.(a)(b)	145,977	620,402
Valaris Ltd.(a)	3,495	194,846
		19,739,827
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	32,161	146,333
AppLovin Corp., Class A(a)	2,575	336,166
Bilibili, Inc., Class Z(a)	12,700	292,104
Cinemark Holdings, Inc.(a)	15,328	426,731
Eros Media World PLC, Class A(a)	1,711	2
Eventbrite, Inc., Class A(a)	18,834	51,417
Gaia, Inc., Class A(a)	4,777	23,264
Krafton, Inc.(a)	520	135,274
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	5,079
Liberty Media Corp.-Liberty Live, Class A(a)	3	148
Liberty Media Corp.-Liberty Live, Class C(a)	202	10,369
Lions Gate Entertainment Corp., Class A(a)	12,258	95,980
Lions Gate Entertainment Corp., Class B(a)	32,173	222,637
Madison Square Garden Entertainment Corp.(a)	4,339	184,538
Marcus Corp.(b)	28,166	424,462
NetEase, Inc.	144,155	2,692,773
Netflix, Inc.(a)	9,174	6,506,843
Nintendo Co. Ltd.	12,900	689,523
Playtika Holding Corp.	80	634
ROBLOX Corp., Class A(a)(b)	19,207	850,102
Roku, Inc., Class A(a)	4,819	359,786
Sea Ltd., Class A, ADR(a)	6,414	604,712
Spotify Technology SA(a)	4,783	1,762,679
Square Enix Holdings Co. Ltd.	2,500	99,244
Unity Software, Inc.(a)(b)	8,561	193,650
Walt Disney Co.(b)	19,358	1,862,046
		17,976,496
Financial Services — 2.6%
Adyen NV(a)(c)	336	526,048
Alerus Financial Corp.(b)	15,155	346,746
Banco Latinoamericano de Comercio Exterior SA, Class E	15,441	501,678
Berkshire Hathaway, Inc., Class B(a)	31,025	14,279,566
Block, Inc., Class A(a)	3,068	205,955
Enact Holdings, Inc.	11,145	404,898
Essent Group Ltd.	33,349	2,144,007
Eurazeo SE	970	79,795
Euronet Worldwide, Inc.(a)	10,359	1,027,924
EVERTEC, Inc.	15,457	523,838
EXOR NV	617	66,145
Federal Agricultural Mortgage Corp., Class C(b)	938	175,791
FirstRand Ltd.	454,840	2,182,005
Fiserv, Inc.(a)	7,909	1,420,852
Global Payments, Inc.	1,582	162,028
Groupe Bruxelles Lambert NV	7,561	589,185
HA Sustainable Infrastructure Capital, Inc.(b)	14,342	494,369
I3 Verticals, Inc., Class A(a)	4,234	90,227
International Money Express, Inc.(a)(b)	19,088	352,937
Investor AB, Class B	48,324	1,489,162
Jack Henry & Associates, Inc.	2,867	506,140
Kakaopay Corp.(a)	16,503	307,627

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
L&T Finance Ltd	468,325	$ 1,037,017
M&G PLC	13,903	38,565
Marqeta, Inc., Class A(a)	26,390	129,839
Mastercard, Inc., Class A	26,066	12,871,391
Merchants Bancorp	1,871	84,120
MGIC Investment Corp.	3,663	93,773
Mr. Cooper Group, Inc.(a)	17,575	1,620,063
NewtekOne, Inc.	5,257	65,502
Nexi SpA(a)(c)	4,364	29,650
NMI Holdings, Inc., Class A(a)	33,307	1,371,915
Pagseguro Digital Ltd., Class A(a)	63,305	545,056
PayPal Holdings, Inc.(a)	8,949	698,290
Power Finance Corp. Ltd.	13,377	77,984
Radian Group, Inc.	4,224	146,531
REC Ltd.	19,432	128,641
Remitly Global, Inc.(a)	13,566	181,649
Repay Holdings Corp., Class A(a)(b)	12,820	104,611
Sofina SA	1,313	371,063
StoneCo Ltd., Class A(a)	71,866	809,211
UWM Holdings Corp., Class A(b)	294	2,505
Velocity Financial, Inc.(a)	11,330	222,181
Visa, Inc., Class A(b)	48,321	13,285,859
Walker & Dunlop, Inc.(b)	3,993	453,565
Worldline SA/France(a)(c)	881	6,420
Yuanta Financial Holding Co. Ltd.	462,901	462,761
		62,715,085
Food Products — 0.5%
Adani Wilmar Ltd.(a)	53,856	223,769
AVI Ltd.	146,865	932,998
Chocoladefabriken Lindt & Spruengli AG	3	38,700
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	127,370
Danone SA	5,452	397,121
Flowers Foods, Inc.	25,229	582,033
Fresh Del Monte Produce, Inc.	25,450	751,793
Freshpet, Inc.(a)	2,111	288,722
Hain Celestial Group, Inc.(a)	23,029	198,740
Indofood Sukses Makmur Tbk PT	205,400	95,645
JBS S/A	161,744	939,105
John B Sanfilippo & Son, Inc.	3,479	328,105
Kellanova	2,268	183,050
Kerry Group PLC, Class A	317	32,850
Lancaster Colony Corp.(b)	5,386	951,006
M Dias Branco SA	39,743	185,886
Pilgrim’s Pride Corp.(a)	4,925	226,796
Post Holdings, Inc.(a)	6,312	730,614
Seaboard Corp.	1	3,137
Simply Good Foods Co.(a)	17,155	596,479
SunOpta, Inc.(a)	28,899	184,376
Thai Union Group PCL, NVDR	522,200	236,364
Tyson Foods, Inc., Class A	10,475	623,891
Uni-President China Holdings Ltd.	835,000	778,630
Uni-President Enterprises Corp.	708,000	1,937,177
Vital Farms, Inc.(a)	17,279	605,975
		12,180,332
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A(b)	21,280	924,190
ENN Energy Holdings Ltd.	91,800	689,617
GAIL India Ltd.	347,146	995,171
Gujarat Gas Ltd.	110,531	815,649
Indraprastha Gas Ltd.	67,700	450,957
New Jersey Resources Corp.	41,129	1,941,289
Security	Shares	Value
Gas Utilities (continued)
ONE Gas, Inc.(b)	18,764	$ 1,396,417
Southwest Gas Holdings, Inc.(b)	11,484	847,060
UGI Corp.(b)	35,214	881,054
		8,941,404
Ground Transportation — 0.3%
ArcBest Corp.(b)	3,127	339,123
Central Japan Railway Co.	3,100	71,579
Covenant Logistics Group, Inc., Class A	9,081	479,840
CSX Corp.	61,837	2,135,232
East Japan Railway Co.	19,400	385,012
JB Hunt Transport Services, Inc.	2,599	447,886
Lyft, Inc., Class A(a)	9,816	125,154
RXO, Inc.(a)	5,928	165,984
Schneider National, Inc., Class B(b)	178	5,080
Uber Technologies, Inc.(a)	19,264	1,447,882
Union Pacific Corp.	2,436	600,425
XPO, Inc.(a)	1,638	176,102
		6,379,299
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	12,592	1,435,614
Accuray, Inc.(a)	55,619	100,114
Align Technology, Inc.(a)	259	65,869
Alphatec Holdings, Inc.(a)	9,853	54,783
AngioDynamics, Inc.(a)	54,079	420,735
Artivion, Inc.(a)	16,349	435,210
AtriCure, Inc.(a)	17,662	495,242
Avanos Medical, Inc.(a)	5,852	140,624
Axogen, Inc.(a)	4,031	56,515
Axonics, Inc.(a)	10,934	761,006
Becton Dickinson & Co.	3,331	803,104
Boston Scientific Corp.(a)(b)	64,953	5,443,061
Cerus Corp.(a)	24,249	42,193
Cochlear Ltd.	1,815	353,200
CONMED Corp.(b)	6,694	481,432
Dexcom, Inc.(a)	1,521	101,968
Edwards Lifesciences Corp.(a)	12,662	835,565
Enovis Corp.(a)	4,790	206,209
Envista Holdings Corp.(a)	22,791	450,350
Glaukos Corp.(a)	5,454	710,547
Haemonetics Corp.(a)	6,930	557,033
Hologic, Inc.(a)	7,469	608,425
Hoya Corp.	2,900	401,660
ICU Medical, Inc.(a)	4,403	802,315
IDEXX Laboratories, Inc.(a)	286	144,493
Inari Medical, Inc.(a)	10,863	447,990
Inmode Ltd.(a)	12,941	219,350
Inspire Medical Systems, Inc.(a)(b)	1,422	300,113
Integer Holdings Corp.(a)(b)	3,702	481,260
Intuitive Surgical, Inc.(a)	561	275,602
iRadimed Corp.	10,786	542,428
iRhythm Technologies, Inc.(a)	7,894	586,051
Lantheus Holdings, Inc.(a)	12,888	1,414,458
LeMaitre Vascular, Inc.(b)	11,537	1,071,672
LivaNova PLC(a)	9,418	494,822
Masimo Corp.(a)	1,698	226,394
Medtronic PLC(b)	60,708	5,465,541
Merit Medical Systems, Inc.(a)	9,280	917,142
Nemaura Medical, Inc.(a)	2,006	51
Neogen Corp.(a)	13,968	234,802
Nevro Corp.(a)	20,264	113,276
Novocure Ltd.(a)	43,438	678,936
Omnicell, Inc.(a)	23,372	1,019,019
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
OraSure Technologies, Inc.(a)	22,437	$ 95,806
Orthofix Medical, Inc.(a)	7,765	121,289
OrthoPediatrics Corp.(a)	5,034	136,472
PROCEPT BioRobotics Corp.(a)	5,623	450,515
Pulmonx Corp.(a)	5,803	48,107
ResMed, Inc.(b)	1,430	349,092
RxSight, Inc.(a)	9,811	484,958
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	54,400	2,246,304
SI-BONE, Inc.(a)	23,500	328,530
Smith & Nephew PLC	2,971	46,113
Sonova Holding AG, Registered Shares	156	56,190
STAAR Surgical Co.(a)	13,274	493,129
Stryker Corp.(b)	16,621	6,004,502
Surmodics, Inc.(a)	3,085	119,636
Tactile Systems Technology, Inc.(a)	8,578	125,325
Tandem Diabetes Care, Inc.(a)(b)	18,811	797,775
Terumo Corp.	5,700	107,984
TransMedics Group, Inc.(a)(b)	7,089	1,112,973
Treace Medical Concepts, Inc.(a)	8,256	47,885
UFP Technologies, Inc.(a)	707	223,907
Varex Imaging Corp.(a)	19,702	234,848
		44,027,514
Health Care Providers & Services — 2.2%
Accolade, Inc.(a)	32,315	124,413
AdaptHealth Corp.(a)	27,803	312,228
Addus HomeCare Corp.(a)	8,389	1,115,989
agilon health, Inc.(a)(b)	63,762	250,585
Alignment Healthcare, Inc.(a)	41,782	493,863
Amedisys, Inc.(a)	105	10,133
AMN Healthcare Services, Inc.(a)(b)	7,880	334,033
Astrana Health, Inc.(a)	2,406	139,404
Aveanna Healthcare Holdings, Inc.(a)	19,990	103,948
Bangkok Dusit Medical Services PCL, NVDR	1,209,500	1,123,414
BrightSpring Health Services, Inc.(a)(b)	11,643	170,919
Brookdale Senior Living, Inc.(a)	45,517	309,060
Cardinal Health, Inc.	13,104	1,448,254
Castle Biosciences, Inc.(a)	21,203	604,710
Cencora, Inc.(b)	3,659	823,568
Centene Corp.(a)	36,454	2,744,257
Centogene NV(a)	910	237
Chemed Corp.	312	187,503
Cigna Group	9,560	3,311,966
Clover Health Investments Corp.(a)(b)	31,950	90,099
CorVel Corp.(a)	2,957	966,614
Cross Country Healthcare, Inc.(a)	21,180	284,659
CVS Health Corp.	9,724	611,445
Dr Sulaiman Al Habib Medical Services Group Co.	2,714	214,579
Dr. Lal PathLabs Ltd.(c)	26,071	1,028,132
Elevance Health, Inc.	4,388	2,281,760
Encompass Health Corp.	4,495	434,397
Enhabit, Inc.(a)	12,350	97,565
Ensign Group, Inc.(b)	11,148	1,603,305
Fleury SA	270,035	764,844
Fulgent Genetics, Inc.(a)	10,864	236,075
Guardant Health, Inc.(a)	35,023	803,428
HCA Healthcare, Inc.	17,107	6,952,798
HealthEquity, Inc.(a)	20,174	1,651,242
Hims & Hers Health, Inc., Class A(a)	49,245	907,093
Humana, Inc.	1,136	359,817
Joint Corp.(a)(b)	1,523	17,423
Security	Shares	Value
Health Care Providers & Services (continued)
Life Healthcare Group Holdings Ltd.	279,778	$ 259,091
LifeStance Health Group, Inc.(a)	17,212	120,484
McKesson Corp.	1,424	704,054
Molina Healthcare, Inc.(a)(b)	481	165,733
Nano-X Imaging Ltd.(a)(b)	7,161	43,539
National HealthCare Corp.(b)	2,386	300,087
National Research Corp., Class A	1,593	36,416
NeoGenomics, Inc.(a)(b)	26,041	384,105
Option Care Health, Inc.(a)	21,411	670,164
Owens & Minor, Inc.(a)	14,279	224,037
PACS Group, Inc.(a)	2,135	85,336
Pediatrix Medical Group, Inc.(a)	19,960	231,336
Pennant Group, Inc.(a)	6,460	230,622
PetIQ, Inc., Class A(a)	12,457	383,302
Premier, Inc., Class A	386	7,720
Privia Health Group, Inc.(a)	64,151	1,168,190
Progyny, Inc.(a)	34,875	584,505
Quest Diagnostics, Inc.	5,134	797,053
RadNet, Inc.(a)	13,210	916,642
Select Medical Holdings Corp.	35,657	1,243,360
Surgery Partners, Inc.(a)	37,968	1,224,088
Tenet Healthcare Corp.(a)	4,886	812,053
U.S. Physical Therapy, Inc.(b)	2,798	236,795
UnitedHealth Group, Inc.	17,309	10,120,226
Universal Health Services, Inc., Class B	3,583	820,543
Viemed Healthcare, Inc.(a)	10,983	80,505
		54,763,745
Health Care REITs — 0.1%
CareTrust REIT, Inc.	22,929	707,589
Diversified Healthcare Trust	33,085	138,626
Sabra Health Care REIT, Inc.	27,121	504,722
Universal Health Realty Income Trust	4,534	207,430
Ventas, Inc.(b)	4,799	307,760
		1,866,127
Health Care Technology — 0.1%
American Well Corp., Class A(a)(b)	1,698	16,097
Certara, Inc.(a)	381	4,462
Evolent Health, Inc., Class A(a)(b)	23,905	676,033
Health Catalyst, Inc.(a)	37,093	301,937
HealthStream, Inc.	11,085	319,691
Phreesia, Inc.(a)(b)	28,309	645,162
Schrodinger, Inc./United States(a)(b)	5,783	107,275
Teladoc Health, Inc.(a)	93,482	858,165
TruBridge, Inc.(a)	1,986	23,753
Veeva Systems, Inc., Class A(a)	2,944	617,857
		3,570,432
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.(b)	13,523	200,817
Braemar Hotels & Resorts, Inc.	46,460	143,561
Chatham Lodging Trust	29,408	250,556
Park Hotels & Resorts, Inc.(b)	49,207	693,819
Pebblebrook Hotel Trust(b)	44,341	586,631
RLJ Lodging Trust	150,043	1,377,395
Ryman Hospitality Properties, Inc.(b)	14,382	1,542,326
Service Properties Trust(b)	25,344	115,569
Summit Hotel Properties, Inc.	99,732	684,161
Sunstone Hotel Investors, Inc.	12,741	131,487
Xenia Hotels & Resorts, Inc.	6,806	100,525
		5,826,847

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.3%
Accel Entertainment, Inc., Class A(a)	18,523	$ 215,237
Accor SA	1,032	44,861
Airbnb, Inc., Class A(a)	9,306	1,180,094
Alsea SAB de CV	207,952	571,789
Aristocrat Leisure Ltd.	8,101	327,074
Bally’s Corp.(a)(b)	7,623	131,497
BJ’s Restaurants, Inc.(a)	7,704	250,842
Booking Holdings, Inc.	771	3,247,544
Brinker International, Inc.(a)	10,703	819,101
Caesars Entertainment, Inc.(a)	3,968	165,624
Carnival Corp.(a)	42,129	778,544
Century Casinos, Inc.(a)	2,761	7,068
Chipotle Mexican Grill, Inc.(a)	16,806	968,362
Chuy’s Holdings, Inc.(a)	7,060	264,044
Compass Group PLC	4,090	131,124
Domino’s Pizza, Inc.(b)	1,169	502,834
DoorDash, Inc., Class A(a)	1,607	229,367
DraftKings, Inc., Class A(a)	3,447	135,122
El Pollo Loco Holdings, Inc.(a)	10,958	150,125
Entain PLC	4,110	41,992
Everi Holdings, Inc.(a)	21,266	279,435
Evolution AB(c)	999	98,255
Flutter Entertainment PLC(a)	920	216,339
Galaxy Entertainment Group Ltd.	13,000	64,196
Golden Entertainment, Inc.(b)	4,907	155,994
H World Group Ltd., ADR	1,170	43,524
InterContinental Hotels Group PLC	794	86,467
Jollibee Foods Corp.	87,610	420,245
Kangwon Land, Inc.	34,743	449,528
La Francaise des Jeux SAEM, Class A(c)	439	18,065
Life Time Group Holdings, Inc.(a)	21,028	513,504
Lindblad Expeditions Holdings, Inc.(a)	13,311	123,127
Marriott International, Inc., Class A(b)	3,013	749,032
Marriott Vacations Worldwide Corp.(b)	4,370	321,108
Meituan, Class B(a)(c)	335,760	7,129,989
Monarch Casino & Resort, Inc.	3,451	273,561
PlayAGS, Inc.(a)	21,520	245,113
Potbelly Corp.(a)	9,880	82,399
Red Rock Resorts, Inc., Class A(b)	6,809	370,682
Rush Street Interactive, Inc., Class A(a)	23,668	256,798
Sands China Ltd.(a)	5,600	14,102
Shake Shack, Inc., Class A(a)	7,253	748,582
Super Group SGHC Ltd.	22,278	80,869
Sweetgreen, Inc., Class A(a)	16,624	589,321
Texas Roadhouse, Inc.	17,165	3,031,339
Travel & Leisure Co.	4,837	222,889
Trip.com Group Ltd.(a)	29,296	1,762,696
United Parks & Resorts, Inc.(a)	2,576	130,346
Whitbread PLC	3,035	127,405
Wingstop, Inc.	5,766	2,399,117
Wowprime Corp.	64,000	446,288
Yum China Holdings, Inc.	3,375	151,942
Zomato Ltd.(a)	325,235	1,058,597
		32,823,099
Household Durables — 1.2%
Arcelik A/S, Class A(a)	14,216	59,910
Barratt Developments PLC	4,136	26,535
Beazer Homes USA, Inc.(a)	10,530	359,810
Berkeley Group Holdings PLC	684	43,264
Century Communities, Inc.	18,018	1,855,494
Champion Homes, Inc.(a)	9,171	869,869
Security	Shares	Value
Household Durables (continued)
Crompton Greaves Consumer Electricals Ltd.	324,707	$ 1,611,367
D.R. Horton, Inc.	6,890	1,314,405
Dixon Technologies India Ltd.	1,387	228,216
Ethan Allen Interiors, Inc.(b)	7,361	234,742
GoPro, Inc., Class A(a)	18,252	24,823
Green Brick Partners, Inc.(a)	6,649	555,324
Haier Smart Home Co. Ltd., Class H	125,200	490,416
Hovnanian Enterprises, Inc., Class A(a)	524	107,090
Installed Building Products, Inc.(b)	7,439	1,832,003
KB Home(b)	8,607	737,534
Lennar Corp., Class A	2,507	470,012
Lennar Corp., Class B(b)	47	8,128
LG Electronics, Inc.	6,209	494,393
LGI Homes, Inc.(a)	8,044	953,375
Lovesac Co.(a)	6,009	172,158
M/I Homes, Inc.(a)	10,756	1,843,148
Meritage Homes Corp.(b)	5,144	1,054,880
Mohawk Industries, Inc.(a)	738	118,582
Newell Brands, Inc.	21,335	163,853
NVR, Inc.(a)	110	1,079,298
Panasonic Holdings Corp.	47,200	414,640
PulteGroup, Inc.(b)	8,823	1,266,365
Sonos, Inc.(a)	16,714	205,415
Sony Group Corp.	86,000	1,670,772
Taylor Morrison Home Corp., Class A(a)	26,994	1,896,598
Taylor Wimpey PLC	12,447	27,379
Toll Brothers, Inc.	28,375	4,383,654
TopBuild Corp.(a)	817	332,364
Tri Pointe Homes, Inc.(a)	43,164	1,955,761
Universal Electronics, Inc.(a)	2,805	25,890
Vizio Holding Corp., Class A(a)(b)	16,651	185,992
Whirlpool Corp.(b)	4,737	506,859
		29,580,318
Household Products — 0.4%
Central Garden & Pet Co.(a)	2,072	75,566
Central Garden & Pet Co., Class A(a)	20,222	634,971
Colgate-Palmolive Co.	17,339	1,799,962
Energizer Holdings, Inc.	11,136	353,679
Henkel AG & Co. KGaA	3,378	287,171
Kimberly-Clark Corp.	34,213	4,867,826
Kimberly-Clark de Mexico SAB de CV, Class A	428,262	692,527
Procter & Gamble Co.	3,684	638,069
Reckitt Benckiser Group PLC	1,902	116,372
Reynolds Consumer Products, Inc.	178	5,536
Spectrum Brands Holdings, Inc.	2,485	236,423
WD-40 Co.	765	197,278
		9,905,380
Independent Power and Renewable Electricity Producers — 0.2%
ACWA Power Co.	4,681	617,811
AES Corp.(b)	26,236	526,294
Brookfield Renewable Corp., Class A	2,668	87,119
Clearway Energy, Inc., Class A	14,246	405,584
Drax Group PLC	6,544	56,342
GD Power Development Co. Ltd., Class A	564,500	438,624
NTPC Ltd.	90,201	475,938
PTC India Ltd.	289,563	723,818
RWE AG	5,039	183,585
Sunnova Energy International, Inc.(a)(b)	11,073	107,851
Vistra Corp.(b)	6,593	781,534
		4,404,500
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial Conglomerates — 0.3%
Alfa SAB de CV, Class A	207,837	$ 170,048
Astra International Tbk PT	4,698,000	1,564,734
Brookfield Business Corp., Class A(b)	7,243	183,465
CJ Corp.	9,291	842,011
Far Eastern New Century Corp.	120,000	144,787
Hitachi Ltd.	9,900	262,521
KOC Holding A/S, Class A	156,669	862,201
Samsung C&T Corp.	5,735	600,686
Siemens AG, Class N, Registered Shares	9,124	1,845,857
SK, Inc.	3,525	412,199
Smiths Group PLC	14,732	331,073
		7,219,582
Industrial REITs — 0.2%
First Industrial Realty Trust, Inc.	8,521	477,006
Industrial Logistics Properties Trust	20,825	99,127
Innovative Industrial Properties, Inc.(b)	1,671	224,917
Lineage, Inc.(b)	10,580	829,260
Nippon Prologis REIT, Inc.	4	6,852
Plymouth Industrial REIT, Inc.	26,943	608,912
Prologis, Inc.	9,033	1,140,687
Segro PLC	7,449	87,306
Terreno Realty Corp.(b)	15,210	1,016,484
		4,490,551
Insurance — 2.9%
Admiral Group PLC	2,550	95,051
Aegon Ltd.	15,508	99,610
Ageas SA/NV	10,578	564,432
AIA Group Ltd.	192,400	1,680,202
Allianz SE, Registered Shares	4,428	1,456,453
Allstate Corp.	19,377	3,674,848
Ambac Financial Group, Inc.(a)	29,732	333,296
AMERISAFE, Inc.	3,905	188,729
Aon PLC, Class A	557	192,716
Arch Capital Group Ltd.(a)	7,138	798,599
Arthur J Gallagher & Co.	462	129,993
Assured Guaranty Ltd.	192	15,268
Aviva PLC	21,240	137,566
AXA SA	5,794	223,051
Baldwin Insurance Group, Inc., Class A(a)	5,889	293,272
Brighthouse Financial, Inc.(a)	440	19,813
Brown & Brown, Inc.	23,683	2,453,559
Cathay Financial Holding Co. Ltd.	1,002,325	2,104,627
China Life Insurance Co. Ltd., Class H	1,360,000	2,678,509
China Pacific Insurance Group Co. Ltd., Class H	283,000	1,002,125
CNA Financial Corp.	88	4,307
CNO Financial Group, Inc.	51,346	1,802,245
Crawford & Co., Class A	28,480	312,426
Dai-ichi Life Holdings, Inc.	4,700	121,953
DB Insurance Co. Ltd.	5,405	464,472
Donegal Group, Inc., Class A	8,688	128,061
eHealth, Inc.(a)	10,007	40,829
Enstar Group Ltd.(a)	976	313,872
FedNat Holding Co.(a)(d)	4,457	—
Fubon Financial Holding Co. Ltd.	645,750	1,838,427
Generali	911	26,367
Genworth Financial, Inc., Class A(a)	14,258	97,667
Gjensidige Forsikring ASA	9,066	169,586
Globe Life, Inc.	3,260	345,267
Hanover Insurance Group, Inc.	119	17,625
Hanwha Life Insurance Co. Ltd.	38,007	83,332
HCI Group, Inc.(b)	1,688	180,717
Security	Shares	Value
Insurance (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	49,179	$ 1,238,653
Investors Title Co.(b)	265	60,897
Kemper Corp.	206	12,617
KGI Financial Holding Co. Ltd.	539,000	280,684
Kinsale Capital Group, Inc.	255	118,720
Legal & General Group PLC	29,730	90,105
Life Insurance Corp. of India	42,018	504,868
Marsh & McLennan Cos., Inc.	31,210	6,962,639
Mercury General Corp.	10,885	685,537
MetLife, Inc.	8,682	716,091
MS&AD Insurance Group Holdings, Inc.	22,200	521,793
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	2,736	1,507,657
New China Life Insurance Co. Ltd., Class H	213,500	659,598
NN Group NV	30,382	1,515,943
Oscar Health, Inc., Class A(a)	47,284	1,002,894
Palomar Holdings, Inc.(a)	8,982	850,326
People’s Insurance Co. Group of China Ltd., Class H	1,773,000	840,026
Phoenix Group Holdings PLC	3,457	25,894
Ping An Insurance Group Co. of China Ltd., Class H	812,000	5,098,977
Power Corp. of Canada	5,636	177,775
Powszechny Zaklad Ubezpieczen SA	128,711	1,407,067
Principal Financial Group, Inc.	2,827	242,839
Progressive Corp.	23,649	6,001,170
Prudential PLC	60,107	557,627
QBE Insurance Group Ltd.	27,415	313,039
Reinsurance Group of America, Inc.	15,175	3,306,177
RLI Corp.	1,385	214,647
Sampo OYJ, A Shares	2,943	137,263
Samsung Fire & Marine Insurance Co. Ltd.	2,318	612,643
Samsung Life Insurance Co. Ltd.	9,490	677,778
Sanlam Ltd.	173,686	884,640
Selective Insurance Group, Inc.(b)	11,525	1,075,282
Selectquote, Inc.(a)(b)	11,528	25,016
Skyward Specialty Insurance Group, Inc.(a)	7,900	321,767
Sompo Holdings, Inc.	11,500	259,219
Swiss Re AG	5,775	799,141
Talanx AG(a)	2,035	171,540
Tiptree, Inc.	21,242	415,706
Tokio Marine Holdings, Inc.	26,400	973,485
Travelers Cos., Inc.	8,675	2,030,991
Trupanion, Inc.(a)	4,236	177,827
United Fire Group, Inc.(b)	7,901	165,368
Universal Insurance Holdings, Inc.	3,839	85,072
Unum Group	12,110	719,818
W.R. Berkley Corp.	7,474	424,000
White Mountains Insurance Group Ltd.	10	16,962
Willis Towers Watson PLC	366	107,798
Zurich Insurance Group AG, Class N	2,627	1,587,127
		70,671,575
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A	127,041	21,069,750
Alphabet, Inc., Class C	91,978	15,377,802
Auto Trader Group PLC(c)	9,584	111,416
Baidu, Inc., Class A(a)	134,060	1,762,568
Bumble, Inc., Class A(a)	58,427	372,764
Cargurus, Inc., Class A(a)	15,713	471,861
Cars.com, Inc.(a)	18,014	301,915
EverQuote, Inc., Class A(a)(b)	20,314	428,422
fuboTV, Inc.(a)	69,511	98,706
Kakao Corp.	6,433	177,258
Kuaishou Technology(a)(c)	82,300	565,505

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
LY Corp.	101,900	$ 297,018
MediaAlpha, Inc., Class A(a)	24,284	439,783
Meta Platforms, Inc., Class A	39,265	22,476,857
NAVER Corp.	14,025	1,806,492
Pinterest, Inc., Class A(a)	16,675	539,770
QuinStreet, Inc.(a)	23,492	449,402
REA Group Ltd.	1,609	222,656
Rightmove PLC	12,489	103,240
Scout24 SE(c)	1,414	121,742
Shutterstock, Inc.(b)	10,213	361,234
Snap, Inc., Class A(a)	96,116	1,028,441
Tencent Holdings Ltd.	418,900	23,292,867
TripAdvisor, Inc.(a)	341	4,941
TrueCar, Inc.(a)	11,885	41,003
Vimeo, Inc.(a)	31,515	159,151
Yelp, Inc.(a)	30,022	1,053,172
Ziff Davis, Inc.(a)	10,031	488,108
ZipRecruiter, Inc., Class A(a)	47,323	449,568
		94,073,412
IT Services — 1.1%
Accenture PLC, Class A	6,505	2,299,387
Akamai Technologies, Inc.(a)	681	68,747
Amdocs Ltd.	3,477	304,168
ASGN, Inc.(a)	6,839	637,600
Backblaze, Inc., Class A(a)	3,146	20,103
Capgemini SE	458	98,882
Cloudflare, Inc., Class A(a)	8,686	702,611
Couchbase, Inc.(a)	13,747	221,602
DigitalOcean Holdings, Inc.(a)	8,860	357,855
Fastly, Inc., Class A(a)(b)	36,033	272,770
Fujitsu Ltd.	18,700	384,461
Gartner, Inc.(a)	118	59,798
Globant SA(a)	804	159,305
GoDaddy, Inc., Class A(a)	2,894	453,721
Grid Dynamics Holdings, Inc., Class A(a)	14,805	207,270
Hackett Group, Inc.	18,633	489,489
HCL Technologies Ltd.	94,604	2,026,431
Infosys Ltd.	222,757	4,975,666
Infosys Ltd., ADR(b)	97,454	2,170,301
International Business Machines Corp.(b)	850	187,918
Kyndryl Holdings, Inc.(a)(b)	42,627	979,568
Nomura Research Institute Ltd.	8,900	330,294
Obic Co. Ltd.	10,500	368,384
Otsuka Corp.	17,500	432,196
Perficient, Inc.(a)	5,980	451,370
Snowflake, Inc., Class A(a)	4,679	537,430
Squarespace, Inc., Class A(a)	14,647	680,060
Tata Consultancy Services Ltd.	89,603	4,562,448
Unisys Corp.(a)	35,720	202,890
VeriSign, Inc.(a)	5,967	1,133,491
Wipro Ltd.	75,577	487,988
Wix.com Ltd.(a)	2,088	349,051
		26,613,255
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	8,211	523,451
Giant Manufacturing Co. Ltd.	74,000	521,505
JAKKS Pacific, Inc.(a)	1,148	29,297
Malibu Boats, Inc., Class A(a)	11,489	445,888
MasterCraft Boat Holdings, Inc.(a)	7,086	129,036
Security	Shares	Value
Leisure Products (continued)
Topgolf Callaway Brands Corp.(a)	26,656	$ 292,683
YETI Holdings, Inc.(a)	18,076	741,658
		2,683,518
Life Sciences Tools & Services — 0.7%
10X Genomics, Inc., Class A(a)	15,828	357,396
AbCellera Biologics, Inc.(a)	18,257	47,468
Adaptive Biotechnologies Corp.(a)(b)	27,290	139,725
Agilent Technologies, Inc.	15,581	2,313,467
Azenta, Inc.(a)	230	11,141
Charles River Laboratories International, Inc.(a)	395	77,803
Codexis, Inc.(a)	26,545	81,759
Cytek Biosciences, Inc.(a)	29,074	161,070
Danaher Corp.	2,800	778,456
Eurofins Scientific SE	756	47,931
Illumina, Inc.(a)	1,960	255,604
IQVIA Holdings, Inc.(a)	6,857	1,624,903
Lonza Group AG, Registered Shares	615	390,269
Maravai LifeSciences Holdings, Inc., Class A(a)	29,577	245,785
Medpace Holdings, Inc.(a)	1,071	357,500
Mettler-Toledo International, Inc.(a)	938	1,406,719
Nautilus Biotechnology, Inc.(a)	2,915	8,308
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	161	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	161	—
Pacific Biosciences of California, Inc.(a)(b)	112,602	191,423
Personalis, Inc.(a)(b)	16,677	89,722
QIAGEN NV	8,487	386,753
Quanterix Corp.(a)	8,950	115,992
Samsung Biologics Co. Ltd.(a)(c)	657	488,680
Sartorius Stedim Biotech	167	34,966
Seer, Inc., Class A(a)	6,637	13,075
Singular Genomics Systems, Inc.(a)	29	454
Sotera Health Co.(a)	324	5,411
Thermo Fisher Scientific, Inc.	13,485	8,341,416
West Pharmaceutical Services, Inc.	769	230,823
		18,204,019
Machinery — 2.0%
Alamo Group, Inc.	2,982	537,148
Albany International Corp., Class A	9,482	842,476
Alstom SA(a)	1,002	20,818
Amada Co. Ltd.	6,500	66,363
Astec Industries, Inc.(b)	5,594	178,672
Atlas Copco AB, Class A	23,860	462,416
Atlas Copco AB, Class B	32,378	555,537
Atmus Filtration Technologies, Inc.	16,086	603,708
Blue Bird Corp.(a)	10,806	518,256
Caterpillar, Inc.	6,630	2,593,126
Chart Industries, Inc.(a)(b)	10,029	1,245,000
Commercial Vehicle Group, Inc.(a)	3,113	10,117
Deere & Co.	157	65,521
Donaldson Co., Inc.	1,155	85,123
Dover Corp.	950	182,153
Esab Corp.(b)	159	16,903
ESCO Technologies, Inc.	3,499	451,301
FANUC Corp.	4,400	129,230
Federal Signal Corp.	10,947	1,023,107
Flowserve Corp.	54,395	2,811,678
Franklin Electric Co., Inc.(b)	8,902	933,108
Gates Industrial Corp. PLC(a)	326	5,721
GEA Group AG	1,369	67,145
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Gencor Industries, Inc.(a)	4,028	$ 84,024
Graco, Inc.	1,340	117,263
Greenbrier Cos., Inc.(b)	3,667	186,614
HD Hyundai Construction Equipment Co. Ltd.	5,221	209,018
HD Hyundai Infracore Co. Ltd.	12,371	70,899
Hurco Cos., Inc.	1,472	31,015
Hyster-Yale, Inc., Class A	941	60,008
Hyundai Rotem Co. Ltd.	730	29,872
IDEX Corp.	988	211,926
Illinois Tool Works, Inc.(b)	9,727	2,549,155
ITT, Inc.	6,501	971,964
John Bean Technologies Corp.	2,101	206,969
Kadant, Inc.(b)	3,225	1,090,050
Kennametal, Inc.(b)	52,986	1,373,927
Komatsu Ltd.	27,500	769,854
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	5,427	775,176
Kubota Corp.	39,100	558,287
Manitowoc Co., Inc.(a)	59,366	571,101
Miller Industries, Inc.	1,263	77,043
Mueller Industries, Inc.(b)	29,416	2,179,726
Mueller Water Products, Inc., Class A	29,889	648,591
Oshkosh Corp.	40,225	4,030,947
Otis Worldwide Corp.	1,474	153,208
PACCAR, Inc.	3,858	380,707
Parker-Hannifin Corp.	6,752	4,266,049
Pentair PLC	3,670	358,889
Proto Labs, Inc.(a)	6,284	184,561
Randon SA Implementos e Participacoes, Preference Shares	96,021	190,008
REV Group, Inc.(b)	9,356	262,529
Schaeffler India Ltd.	4,418	206,748
Schindler Holding AG	176	51,657
Shyft Group, Inc.	23,703	297,473
SPX Technologies, Inc.(a)	3,450	550,137
Tennant Co.	7,446	715,114
Terex Corp.	12,623	667,883
Titan International, Inc.(a)	8,319	67,633
Toyota Industries Corp.	1,800	139,577
Trelleborg AB, Class B	4,280	164,741
Trinity Industries, Inc.	26,908	937,475
VAT Group AG(c)	227	116,087
Volvo AB, Class B	50,013	1,322,953
Wabash National Corp.	10,806	207,367
Watts Water Technologies, Inc., Class A	8,563	1,774,168
Weichai Power Co. Ltd., Class A	1,333,900	2,995,521
Weichai Power Co. Ltd., Class H	199,000	363,720
Weir Group PLC	5,384	156,455
Westinghouse Air Brake Technologies Corp.	6,146	1,117,158
Xylem, Inc./New York	12,080	1,631,162
		49,487,036
Marine Transportation — 0.3%
AP Moller - Maersk A/S, Class B	160	269,245
COSCO SHIPPING Holdings Co. Ltd., Class H	486,500	812,912
Evergreen Marine Corp. Taiwan Ltd.	97,000	616,467
Genco Shipping & Trading Ltd.	24,158	471,081
Kawasaki Kisen Kaisha Ltd.	6,400	99,773
Kirby Corp.(a)	1,052	128,796
Matson, Inc.	8,250	1,176,615
Mitsui OSK Lines Ltd.(b)	5,000	173,103
Nippon Yusen KK	12,100	444,452
Security	Shares	Value
Marine Transportation (continued)
Pan Ocean Co. Ltd.	327,086	$ 999,263
Wan Hai Lines Ltd.	60,000	185,246
Wisdom Marine Lines Co. Ltd.	512,000	1,234,388
		6,611,341
Media — 0.6%
Cable One, Inc.(b)	2,498	873,775
Comcast Corp., Class A	163,784	6,841,258
comScore, Inc.(a)	803	5,452
Cumulus Media, Inc., Class A(a)	4,396	5,759
EchoStar Corp., Class A(a)(b)	25,489	632,637
Emerald Holding, Inc.(b)	6,871	34,286
Entravision Communications Corp., Class A(b)	39,662	82,100
EW Scripps Co., Class A(a)	21,089	47,345
Fox Corp., Class A(b)	37,916	1,604,984
Fox Corp., Class B	46	1,785
Gannett Co., Inc.(a)	19,984	112,310
Gray Television, Inc.	32,028	171,670
Informa PLC	11,848	130,299
Integral Ad Science Holding Corp.(a)	17,115	185,013
Liberty Broadband Corp., Class A(a)	56	4,302
Magnite, Inc.(a)	43,287	599,525
New York Times Co., Class A	6,940	386,350
News Corp., Class B(b)	394	11,012
Paramount Global, Class A	26	568
Paramount Global, Class B(b)	23,798	252,735
PubMatic, Inc., Class A(a)	11,587	172,299
Scholastic Corp.(b)	2,284	73,111
Sirius XM Holdings, Inc.(b)	1,092	25,826
TechTarget, Inc.(a)	7,455	182,275
TEGNA, Inc.(b)	43,050	679,329
Thryv Holdings, Inc.(a)	30,486	525,274
Townsquare Media, Inc., Class A	4,935	50,140
Trade Desk, Inc., Class A(a)	1,013	111,075
Zee Entertainment Enterprises Ltd.(a)	197,043	323,458
		14,125,952
Metals & Mining — 1.7%
Alcoa Corp.	8,766	338,192
Alpha Metallurgical Resources, Inc.(b)	3,054	721,294
Alrosa PJSC(a)(d)	667,929	72
Aluminum Corp. of China Ltd., Class A	440,700	550,463
Anglo American PLC	9,253	300,775
Anglogold Ashanti PLC	22,410	595,984
ArcelorMittal SA	82,898	2,170,653
Baoshan Iron & Steel Co. Ltd., Class A	2,312,000	2,277,551
BHP Group Ltd., Class DI	14,664	455,261
Carpenter Technology Corp.	9,735	1,553,511
Century Aluminum Co.(a)	44,435	721,180
Cia Siderurgica Nacional SA	38,323	90,677
Cleveland-Cliffs, Inc.(a)(b)	33,503	427,833
Coeur Mining, Inc.(a)	80,868	556,372
Commercial Metals Co.(b)	22,203	1,220,277
Compass Minerals International, Inc.	15,167	182,307
Constellium SE, Class A(a)	36,049	586,157
Endeavour Mining PLC	53,257	1,265,614
Franco-Nevada Corp.	647	80,360
Freeport-McMoRan, Inc.	37,185	1,856,275
Glencore PLC	32,721	187,382
GMK Norilskiy Nickel PAO(a)(d)	65,100	—
Gold Fields Ltd.	27,556	427,335
Grupo Mexico SAB de CV, Series B	50,101	279,309
Hecla Mining Co.	152,437	1,016,755

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Hindustan Zinc Ltd.	159,243	$ 991,302
Hochschild Mining PLC(a)	52,450	128,938
i-80 Gold Corp.(a)	56,927	66,035
Kaiser Aluminum Corp.(b)	11,429	828,831
Materion Corp.	6,875	769,038
MP Materials Corp., Class A(a)(b)	699	12,337
Newmont Corp.	28,772	1,537,863
Novagold Resources, Inc.(a)	74,263	304,478
Nucor Corp.(b)	29,753	4,473,066
Olympic Steel, Inc.	8,709	339,651
Piedmont Lithium, Inc.(a)(b)	6,920	61,796
POSCO Holdings, Inc.	2,424	711,615
Press Metal Aluminium Holdings Bhd	668,700	822,113
Radius Recycling, Inc., Class A(b)	19,723	365,664
Rio Tinto PLC	11,059	785,052
Ryerson Holding Corp.(b)	17,912	356,628
Saudi Arabian Mining Co.(a)	79,945	1,041,415
Severstal PAO(a)(d)	6,166	1
Shandong Nanshan Aluminum Co. Ltd., Class A	1,660,600	1,031,235
Sibanye Stillwater Ltd.(a)	257,685	266,263
South32 Ltd.	133,326	341,969
Southern Copper Corp.(b)	3,739	432,490
SSR Mining, Inc.	8,275	47,002
SunCoke Energy, Inc.	9,637	83,649
Tredegar Corp.(a)	18,039	131,504
U.S. Steel Corp.	946	33,422
Vale SA	332,165	3,872,423
Vedanta Ltd.	67,541	412,743
Warrior Met Coal, Inc.	11,501	734,914
Western Mining Co. Ltd., Class A	285,300	760,887
Worthington Steel, Inc.	7,189	244,498
Zijin Mining Group Co. Ltd., Class H	610,000	1,361,915
		41,212,326
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.(b)	20,109	318,325
Claros Mortgage Trust, Inc.(b)	8,954	67,065
Franklin BSP Realty Trust, Inc.(b)	5,984	78,151
Granite Point Mortgage Trust, Inc.	75,089	238,032
Great Ajax Corp.	10,838	36,091
KKR Real Estate Finance Trust, Inc.(b)	23,512	290,373
Ladder Capital Corp., Class A	18,485	214,426
TPG RE Finance Trust, Inc.	26,422	225,380
		1,467,843
Multi-Utilities — 0.5%
AGL Energy Ltd.	29,885	244,173
Avista Corp.	16,725	648,094
Black Hills Corp.	45,297	2,768,553
CMS Energy Corp.	50,926	3,596,903
E.ON SE, Class N	94,753	1,411,055
Engie SA	40,745	704,570
National Grid PLC	21,384	295,591
Northwestern Energy Group, Inc.(b)	28,494	1,630,427
Veolia Environnement SA	5,981	196,914
YTL Corp. Bhd.	369,600	226,127
		11,722,407
Office REITs — 0.3%
Brandywine Realty Trust	46,461	252,748
COPT Defense Properties(b)	46,099	1,398,183
Cousins Properties, Inc.	14,999	442,170
Creative Media & Community Trust Corp.	6,079	2,988
Security	Shares	Value
Office REITs (continued)
Equity Commonwealth(a)	48,192	$ 959,021
Highwoods Properties, Inc.(b)	352	11,795
Hudson Pacific Properties, Inc.	33,933	162,200
Kilroy Realty Corp.(b)	35,204	1,362,395
Office Properties Income Trust	34,947	76,184
Orion Office REIT, Inc.	15,564	62,256
Paramount Group, Inc.	168,591	829,468
Piedmont Office Realty Trust, Inc., Class A	119,244	1,204,364
		6,763,772
Oil, Gas & Consumable Fuels — 2.1%
Antero Resources Corp.(a)	8,202	234,987
APA Corp.	6,045	147,861
Berry Corp.	11,952	61,433
Bharat Petroleum Corp. Ltd.	46,910	206,719
BP PLC	59,823	312,009
California Resources Corp.(b)	14,057	737,571
Cheniere Energy, Inc.	1,986	357,162
Chevron Corp.(b)	38,057	5,604,654
China Petroleum & Chemical Corp., Class H	307,400	189,018
Civitas Resources, Inc.	11,768	596,285
Clean Energy Fuels Corp.(a)(b)	13,852	43,080
ConocoPhillips	18,162	1,912,095
Crescent Energy Co., Class A(b)	9,034	98,922
Delek U.S. Holdings, Inc.(b)	37,604	705,075
Devon Energy Corp.	17,471	683,466
Dorian LPG Ltd.(b)	4,525	155,751
Encore Energy Corp.(a)	25,769	104,107
Energy Fuels, Inc./Canada(a)	61,121	335,554
Eni SpA	6,377	97,042
Equinor ASA	15,511	392,408
Exxon Mobil Corp.	61,296	7,185,117
FutureFuel Corp.	25,518	146,729
Gazprom PJSC(a)(d)	123,918	13
Great Eastern Shipping Co. Ltd.	72,148	1,034,974
HD Hyundai Co. Ltd.	7,952	464,075
Hess Corp.	4,506	611,915
International Seaways, Inc.	14,302	737,411
Kosmos Energy Ltd.(a)	57,524	231,822
LUKOIL PJSC(a)(d)	31,813	3
Magnolia Oil & Gas Corp., Class A(b)	76,584	1,870,181
Marathon Oil Corp.	2,900	77,227
Marathon Petroleum Corp.	6,126	997,987
Matador Resources Co.	5,786	285,944
Motor Oil Hellas Corinth Refineries SA, Class R	2	47
Murphy Oil Corp.	59,061	1,992,718
Novatek PJSC(a)(d)	33,690	4
Oil & Natural Gas Corp. Ltd.	59,565	211,935
Ovintiv, Inc.	43,742	1,675,756
Par Pacific Holdings, Inc.(a)	35,045	616,792
PBF Energy, Inc., Class A	37,211	1,151,680
PetroChina Co. Ltd., Class A	735,400	944,768
PetroChina Co. Ltd., Class H	2,079,700	1,677,635
Petronet LNG Ltd.	73,301	299,046
Phillips 66	6,071	798,033
Plains GP Holdings LP, Class A	94,440	1,747,140
PTT Exploration & Production PCL, NVDR	441,700	1,801,610
Rabigh Refining & Petrochemical Co.(a)	246,365	539,940
Reliance Industries Ltd.	131,644	4,631,624
Repsol SA	2,419	31,905
REX American Resources Corp.(a)	17,089	791,050
Santos Ltd.	13,592	65,859
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc.	10,759	$ 767,117
Shell PLC	21,147	686,045
SM Energy Co.(b)	21,136	844,806
Southwestern Energy Co.(a)	705	5,013
Suncor Energy, Inc.	13,833	510,587
Targa Resources Corp.	1,523	225,419
Tatneft PJSC(a)(d)	79,242	9
TotalEnergies SE	7,745	502,924
Tourmaline Oil Corp.	3,050	141,647
Ultrapar Participacoes SA	43,256	168,412
Ur-Energy, Inc.(a)	14,651	17,435
World Kinect Corp.(b)	33,537	1,036,629
		50,502,182
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	11,714	1,258,786
Sappi Ltd.	130,672	366,142
		1,624,928
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	15,238	688,910
Allegiant Travel Co.(b)	11,009	606,156
Blade Air Mobility, Inc., Class A(a)(b)	7,204	21,180
Copa Holdings SA, Class A	142	13,325
Deutsche Lufthansa AG, Registered Shares	29,948	219,351
easyJet PLC	17,362	120,914
Eva Airways Corp.	226,000	267,537
JetBlue Airways Corp.(a)	90,275	592,204
Korean Air Lines Co. Ltd.	18,350	314,756
SkyWest, Inc.(a)	11,984	1,018,880
Sun Country Airlines Holdings, Inc.(a)	35,613	399,222
Turk Hava Yollari AO, Class A(a)	67,616	562,443
United Airlines Holdings, Inc.(a)	13,424	765,973
		5,590,851
Personal Care Products — 0.2%
AMOREPACIFIC Group	22,329	473,989
BellRing Brands, Inc.(a)	9,630	584,734
Colgate-Palmolive India Ltd.	8,827	400,578
Kobayashi Pharmaceutical Co. Ltd.	4,200	167,043
L’Oreal SA	3,546	1,590,511
Natural Health Trends Corp.	3	18
Nature’s Sunshine Products, Inc.(a)	5,765	78,519
Nu Skin Enterprises, Inc., Class A	9,231	68,032
Unilever PLC	10,470	678,804
USANA Health Sciences, Inc.(a)	3,419	129,649
		4,171,877
Pharmaceuticals — 3.1%
Ajanta Pharma Ltd.	25,755	982,240
Alkem Laboratories Ltd.	15,365	1,109,934
Amneal Pharmaceuticals, Inc., Class A(a)	31,959	265,899
Amphastar Pharmaceuticals, Inc.(a)	10,879	527,958
Amylyx Pharmaceuticals, Inc.(a)	41,704	135,121
ANI Pharmaceuticals, Inc.(a)	4,755	283,683
Arvinas, Inc.(a)	23,151	570,209
Astellas Pharma, Inc.	27,700	320,139
AstraZeneca PLC	7,842	1,221,677
Atea Pharmaceuticals, Inc.(a)	70,325	235,589
Axsome Therapeutics, Inc.(a)	5,812	522,324
Bristol-Myers Squibb Co.	60,691	3,140,152
Catalent, Inc.(a)	1,239	75,046
China Medical System Holdings Ltd.	451,000	516,563
Collegium Pharmaceutical, Inc.(a)(b)	11,163	431,338
Security	Shares	Value
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.(a)	42,346	$ 1,959,773
Daiichi Sankyo Co. Ltd.	13,800	455,846
Edgewise Therapeutics, Inc.(a)	21,218	566,308
Elanco Animal Health, Inc.(a)	27,308	401,155
Eli Lilly & Co.	16,976	15,039,717
Enliven Therapeutics, Inc.(a)	8,915	227,689
Esperion Therapeutics, Inc.(a)	36,784	60,694
Evolus, Inc.(a)	13,049	211,394
EyePoint Pharmaceuticals, Inc.(a)(b)	5,421	43,314
Fulcrum Therapeutics, Inc.(a)	19,002	67,837
GlaxoSmithKline Pharmaceuticals Ltd.	18,995	623,217
Glenmark Pharmaceuticals Ltd.	28,779	574,817
Granules India Ltd.	74,836	498,891
GSK PLC	22,287	453,786
Harmony Biosciences Holdings, Inc.(a)(b)	20,134	805,360
Harrow, Inc.(a)	4,946	222,372
Hikma Pharmaceuticals PLC	1,233	31,552
Innoviva, Inc.(a)(b)	27,538	531,759
Intra-Cellular Therapies, Inc.(a)	5,326	389,703
Ipsen SA	263	32,396
Jazz Pharmaceuticals PLC(a)	2,063	229,839
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	111,400	821,259
Johnson & Johnson	26,588	4,308,851
Longboard Pharmaceuticals, Inc.(a)	6,416	213,845
Lupin Ltd.	59,398	1,553,082
Merck & Co., Inc.	67,002	7,608,747
Merck KGaA	1,011	178,473
Mind Medicine MindMed, Inc.(a)	12,622	71,819
Nektar Therapeutics(a)	33,671	43,772
Novartis AG, Class N, Registered Shares	21,891	2,520,580
Novo Nordisk A/S, Class B	36,544	4,334,539
Nuvation Bio, Inc., Class A(a)(b)	44,178	101,168
Ocular Therapeutix, Inc.(a)(b)	15,446	134,380
Omeros Corp.(a)	5,335	21,180
Pacira BioSciences, Inc.(a)(b)	26,458	398,193
Pfizer, Inc.	191,351	5,537,698
Phibro Animal Health Corp., Class A	7,693	173,246
Pliant Therapeutics, Inc.(a)	19,388	217,340
Prestige Consumer Healthcare, Inc.(a)	13,895	1,001,830
Revance Therapeutics, Inc.(a)	23,459	121,752
Roche Holding AG	5,762	1,853,121
Royalty Pharma PLC, Class A	1,354	38,305
Sanofi SA	3,619	416,689
Scilex Holding Co., (Acquired 01/06/23, Cost: $100,430)(a)(e)	9,583	8,860
Scilex Holding Co.(a)	1,578	1,459
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	11,700	52,959
SIGA Technologies, Inc.(b)	17,105	115,459
Sino Biopharmaceutical Ltd.	986,000	465,181
Strides Pharma Science Ltd.	46,306	771,966
Sun Pharmaceutical Industries Ltd.	57,697	1,326,479
Supernus Pharmaceuticals, Inc.(a)	33,365	1,040,321
Takeda Pharmaceutical Co. Ltd.	43,600	1,256,272
Tarsus Pharmaceuticals, Inc.(a)	14,754	485,259
Terns Pharmaceuticals, Inc.(a)	10,163	84,759
Teva Pharmaceutical Industries Ltd., ADR(a)	3,996	72,008
TherapeuticsMD, Inc.(a)	745	1,237
WaVe Life Sciences Ltd.(a)	19,143	156,973
Xeris Biopharma Holdings, Inc.(a)	42,372	120,760

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc., Class A	13,589	$ 2,655,019
Zydus Lifesciences Ltd.	66,376	846,316
		74,896,447
Professional Services — 1.4%
Automatic Data Processing, Inc.	3,744	1,036,077
Barrett Business Services, Inc.	8,620	323,336
Booz Allen Hamilton Holding Corp., Class A	1,568	255,208
CACI International, Inc., Class A(a)	2,890	1,458,178
CBIZ, Inc.(a)	4,484	301,728
Computer Age Management Services Ltd.	18,717	982,727
Computershare Ltd.	5,627	98,095
CRA International, Inc.	3,335	584,692
CSG Systems International, Inc.(b)	13,580	660,667
Equifax, Inc.	1,172	344,404
ExlService Holdings, Inc.(a)	73,592	2,807,535
Experian PLC	15,898	837,342
Exponent, Inc.(b)	8,230	948,754
Firstsource Solutions Ltd.	168,032	623,855
Franklin Covey Co.(a)	11,175	459,628
FTI Consulting, Inc.(a)	4,346	988,976
Genpact Ltd.(b)	61,485	2,410,827
Heidrick & Struggles International, Inc.	17,115	665,089
Huron Consulting Group, Inc.(a)	7,653	831,881
Insperity, Inc.(b)	18,898	1,663,024
Kelly Services, Inc., Class A(b)	11,537	247,007
Kforce, Inc.(b)	5,786	355,550
Korn Ferry	12,719	956,978
Leidos Holdings, Inc.	8,204	1,337,252
ManpowerGroup, Inc.	18,229	1,340,196
Maximus, Inc.	19,206	1,789,231
Mistras Group, Inc.(a)	6,386	72,609
Parsons Corp.(a)	5,084	527,109
Paycor HCM, Inc.(a)	155	2,199
Recruit Holdings Co. Ltd.	20,800	1,263,650
RELX PLC	5,227	246,800
Resources Connection, Inc.	3,906	37,888
Robert Half, Inc.	15,893	1,071,347
SS&C Technologies Holdings, Inc.	10,160	753,974
Teleperformance SE	169	17,483
Thomson Reuters Corp.	882	150,444
TransUnion	4,390	459,633
TriNet Group, Inc.	9,691	939,736
TrueBlue, Inc.(a)	19,657	155,094
Upwork, Inc.(a)	16,807	175,633
Verisk Analytics, Inc.	3,840	1,028,966
Verra Mobility Corp., Class A(a)	17,152	476,997
WNS Holdings Ltd.(a)	17,702	933,072
Wolters Kluwer NV, Class C	5,616	947,260
		33,568,131
Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA(a)	4,699	5,639
Anywhere Real Estate, Inc.(a)	59,643	302,986
Brigade Enterprises Ltd.	33,078	558,061
CBRE Group, Inc., Class A(a)	5,656	704,059
Central Pattana PCL, NVDR	39,000	80,692
China Resources Land Ltd.	385,500	1,386,763
CK Asset Holdings Ltd.	10,500	45,713
Compass, Inc., Class A(a)	58,175	355,449
Daiwa House Industry Co. Ltd.	14,500	456,402
DLF Ltd.	17,155	183,048
Emaar Properties PJSC	145,570	345,378
Security	Shares	Value
Real Estate Management & Development (continued)
Forestar Group, Inc.(a)	15,468	$ 500,699
Highwealth Construction Corp.	15,400	21,917
Howard Hughes Holdings, Inc.(a)	114	8,827
KE Holdings, Inc., ADR(b)	48,900	973,599
Kennedy-Wilson Holdings, Inc.(b)	52,527	580,423
Longfor Group Holdings Ltd.(c)	49,500	93,275
Oberoi Realty Ltd.	11,005	248,330
Opendoor Technologies, Inc.(a)	150,378	300,756
Poly Property Services Co. Ltd., Class H	81,800	358,316
Redfin Corp.(a)	21,360	267,641
RMR Group, Inc., Class A	10,370	263,191
Seaport Entertainment Group, Inc.(a)	12	329
SM Prime Holdings, Inc.	656,700	378,143
St. Joe Co.	22,395	1,305,852
Star Holdings(a)	5,185	71,760
Sun Hung Kai Properties Ltd.	7,000	75,844
Sunac Services Holdings Ltd.(c)	130,000	37,466
Wharf Real Estate Investment Co. Ltd.	9,000	31,431
Youngor Fashion Co. Ltd., Class A	420,800	482,281
Zillow Group, Inc., Class A(a)	187	11,581
		10,435,851
Residential REITs — 0.2%
Apartment Investment and Management Co., Class A(a)	5,655	51,121
AvalonBay Communities, Inc.(b)	7,526	1,695,232
Camden Property Trust(b)	3,948	487,696
Centerspace(b)	8,772	618,163
Clipper Realty, Inc.(b)	10,578	60,295
Elme Communities	16,014	281,686
Essex Property Trust, Inc.	3,907	1,154,206
Mid-America Apartment Communities, Inc.	627	99,630
NexPoint Residential Trust, Inc.(b)	26,821	1,180,392
UMH Properties, Inc.	17,486	343,950
		5,972,371
Retail REITs — 0.4%
Brixmor Property Group, Inc.	31,576	879,707
InvenTrust Properties Corp.	7,953	225,627
Kite Realty Group Trust(b)	79,927	2,122,861
NNN REIT, Inc.	23,846	1,156,293
Saul Centers, Inc.	13,144	551,522
Simon Property Group, Inc.	18,821	3,181,125
SITE Centers Corp.	4,023	243,392
Tanger, Inc.	38,062	1,262,897
		9,623,424
Semiconductors & Semiconductor Equipment — 7.5%
ACM Research, Inc., Class A(a)	15,327	311,138
Advanced Micro Devices, Inc.(a)	17,543	2,878,455
Advantest Corp.	1,500	70,547
Allegro MicroSystems, Inc.(a)(b)	3,908	91,056
Alpha & Omega Semiconductor Ltd.(a)	8,098	300,598
Ambarella, Inc.(a)	12,395	699,140
Amkor Technology, Inc.	15,581	476,779
Analog Devices, Inc.	630	145,007
Applied Materials, Inc.	14,133	2,855,573
ARM Holdings PLC, ADR(a)(b)	2,009	287,307
ASE Technology Holding Co. Ltd.	18,000	85,365
ASML Holding NV	4,317	3,591,139
Axcelis Technologies, Inc.(a)	10,506	1,101,554
Broadcom, Inc.	74,245	12,807,262
ChipMOS Technologies, Inc.	512,000	606,162
Cirrus Logic, Inc.(a)	2,524	313,506
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.(a)	35,152	$ 1,082,682
Diodes, Inc.(a)(b)	15,910	1,019,672
Disco Corp.	900	237,085
Elan Microelectronics Corp.	154,000	692,967
First Solar, Inc.(a)	551	137,441
FormFactor, Inc.(a)	14,511	667,506
GigaDevice Semiconductor, Inc., Class A(a)	14,900	186,598
Ichor Holdings Ltd.(a)	8,009	254,766
Impinj, Inc.(a)	5,312	1,150,154
Intel Corp.	104,326	2,447,488
JCET Group Co. Ltd., Class A	21,100	105,637
KLA Corp.	2,480	1,920,537
Lam Research Corp.	9,241	7,541,395
LX Semicon Co. Ltd.	5,327	262,454
Marvell Technology, Inc.	5,120	369,254
Maxeon Solar Technologies Ltd.(a)(b)	75,362	7,288
MaxLinear, Inc.(a)	29,128	421,773
MediaTek, Inc.	117,000	4,312,097
Micron Technology, Inc.	47,453	4,921,351
Monolithic Power Systems, Inc.	1,056	976,272
Navitas Semiconductor Corp.(a)(b)	13,818	33,854
NVIDIA Corp.	473,996	57,562,074
Onto Innovation, Inc.(a)	5,801	1,204,056
Parade Technologies Ltd.	29,000	697,683
Phison Electronics Corp.	27,000	421,455
Photronics, Inc.(a)	28,279	700,188
Pixart Imaging, Inc.	61,000	516,430
Power Integrations, Inc.(b)	18,137	1,162,944
QUALCOMM, Inc.	38,994	6,630,930
Rambus, Inc.(a)	21,613	912,501
Realtek Semiconductor Corp.	79,000	1,172,562
SCREEN Holdings Co. Ltd.	2,200	154,707
Semtech Corp.(a)	12,909	589,425
Silergy Corp.	7,000	103,089
Silicon Laboratories, Inc.(a)	7,232	835,802
SiTime Corp.(a)	4,718	809,184
SK Hynix, Inc.	31,779	4,253,199
STMicroelectronics NV	2,748	82,067
Synaptics, Inc.(a)	13,878	1,076,655
Taiwan Semiconductor Manufacturing Co. Ltd.	1,493,000	45,020,110
Teradyne, Inc.	946	126,698
Texas Instruments, Inc.	1,714	354,061
Tokyo Electron Ltd.	9,500	1,694,188
Tower Semiconductor Ltd.(a)(b)	4,327	191,513
Ultra Clean Holdings, Inc.(a)	15,850	632,891
Veeco Instruments, Inc.(a)	5,860	194,142
Will Semiconductor Co. Ltd. Shanghai, Class A	74,800	1,133,231
Wolfspeed, Inc.(a)(b)	6,724	65,223
WONIK IPS Co. Ltd.(a)	5,633	133,867
		183,799,734
Software — 6.2%
8x8, Inc.(a)(b)	46,396	94,648
ACI Worldwide, Inc.(a)	45,676	2,324,908
Adobe, Inc.(a)	11,333	5,868,001
Agilysys, Inc.(a)	4,302	468,789
Alarm.com Holdings, Inc.(a)	14,990	819,503
Alkami Technology, Inc.(a)	10,258	323,537
Altair Engineering, Inc., Class A(a)(b)	9,083	867,517
American Software, Inc., Class A	12,404	138,801
Amplitude, Inc., Class A(a)	22,520	202,004
ANSYS, Inc.(a)	595	189,585
Security	Shares	Value
Software (continued)
Appfolio, Inc., Class A(a)	550	$ 129,470
Appian Corp., Class A(a)(b)	5,505	187,941
Asana, Inc., Class A(a)	13,130	152,177
Atlassian Corp., Class A(a)	8,478	1,346,391
Aurora Innovation, Inc., Class A(a)(b)	131,815	780,345
Autodesk, Inc.(a)	3,235	891,178
Bit Digital, Inc.(a)(b)	72,805	255,546
Blackbaud, Inc.(a)	5,009	424,162
Blackline, Inc.(a)	17,520	966,053
Box, Inc., Class A(a)	36,912	1,208,130
Braze, Inc., Class A(a)(b)	20,690	669,115
C3.ai, Inc., Class A(a)(b)	30,719	744,321
Cerence, Inc.(a)	866	2,728
Check Point Software Technologies Ltd.(a)	1,834	353,614
Cipher Mining, Inc.(a)	13,993	54,153
Cleanspark, Inc.(a)(b)	47,862	447,031
Clear Secure, Inc., Class A(b)	23,836	789,925
Clearwater Analytics Holdings, Inc., Class A(a)	19,721	497,955
CommVault Systems, Inc.(a)	12,456	1,916,356
Confluent, Inc., Class A(a)	19,603	399,509
Constellation Software, Inc./Canada	77	250,508
Crowdstrike Holdings, Inc., Class A(a)	8,782	2,463,088
CyberArk Software Ltd.(a)	1,240	361,596
Darktrace PLC(a)	8,915	68,855
Dassault Systemes SE	8,826	350,575
Datadog, Inc., Class A(a)	15,688	1,805,061
Dave, Inc., Class A(a)(b)	2,602	103,976
DocuSign, Inc.(a)	5,407	335,721
Domo, Inc., Class B(a)	6,178	46,397
DoubleVerify Holdings, Inc.(a)	4,284	72,143
Dropbox, Inc., Class A(a)	36,187	920,235
Dynatrace, Inc.(a)	7,685	410,917
Elastic NV(a)	1,365	104,777
Expensify, Inc., Class A(a)	6,465	12,671
Five9, Inc.(a)	6,343	182,234
Fortinet, Inc.(a)	53,045	4,113,640
Freshworks, Inc., Class A(a)	41,121	472,069
Gitlab, Inc., Class A(a)	7,652	394,384
HashiCorp, Inc., Class A(a)	4,173	141,298
HubSpot, Inc.(a)	3,209	1,705,904
Hut 8 Corp.(a)(b)	13,210	161,955
Informatica, Inc., Class A(a)(b)	10,342	261,446
Intapp, Inc.(a)	11,621	555,832
Intuit, Inc.	4,649	2,887,029
Jamf Holding Corp.(a)(b)	14,887	258,289
Klaviyo, Inc., Series A(a)(b)	2,159	76,385
LiveRamp Holdings, Inc.(a)	30,532	756,583
Manhattan Associates, Inc.(a)	8,020	2,256,668
MARA Holdings Inc(a)(b)	53,533	868,305
Marin Software, Inc.(a)(b)	268	603
Matterport, Inc., Class A(a)	30,659	137,966
Microsoft Corp.	156,211	67,217,593
MicroStrategy, Inc., Class A(a)	1,010	170,286
Monday.com Ltd.(a)	512	142,218
N-able, Inc.(a)	15,082	196,971
nCino, Inc.(a)	192	6,065
Nemetschek SE	912	94,793
Nice Ltd.(a)	1,426	247,925
Nutanix, Inc., Class A(a)	15,599	924,241
Olo, Inc., Class A(a)	60,536	300,259
OneSpan, Inc.(a)	9,836	163,966
Ooma, Inc.(a)	30,561	348,090

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Oracle Corp.	24,213	$ 4,125,895
Oracle Corp. Japan	1,300	134,217
Pagaya Technologies Ltd., Class A(a)(b)	13,432	141,976
PagerDuty, Inc.(a)	20,762	385,135
Palantir Technologies, Inc., Class A(a)	23,791	885,025
Palo Alto Networks, Inc.(a)	4,621	1,579,458
Pegasystems, Inc.(b)	7,322	535,165
PROS Holdings, Inc.(a)	24,671	456,907
Q2 Holdings, Inc.(a)	18,639	1,486,833
Qualys, Inc.(a)	10,314	1,324,936
Rapid7, Inc.(a)	13,956	556,705
RingCentral, Inc., Class A(a)	14,913	471,698
Riot Platforms, Inc.(a)(b)	48,743	361,673
Sage Group PLC	14,782	203,049
Salesforce, Inc.	9,868	2,700,970
SAP SE	6,220	1,422,716
Sapiens International Corp. NV	4,181	155,826
SEMrush Holdings, Inc., Class A(a)	39,103	614,308
ServiceNow, Inc.(a)	4,918	4,398,610
Smartsheet, Inc., Class A(a)	14,660	811,578
SolarWinds Corp.(b)	11,125	145,181
SoundHound AI, Inc., Class A(a)(b)	14,388	67,048
Sprinklr, Inc., Class A(a)	20,042	154,925
Sprout Social, Inc., Class A(a)(b)	7,800	226,746
SPS Commerce, Inc.(a)	6,915	1,342,686
Synchronoss Technologies, Inc.(a)	1,528	22,744
Synopsys, Inc.(a)	1,299	657,801
Tenable Holdings, Inc.(a)	26,803	1,086,058
Teradata Corp.(a)	4,493	136,318
Terawulf, Inc.(a)(b)	25,892	121,175
Tyler Technologies, Inc.(a)	187	109,156
Upland Software, Inc.(a)	9,814	24,437
Varonis Systems, Inc.(a)	34,237	1,934,390
Verint Systems, Inc.(a)	22,926	580,716
Viant Technology, Inc., Class A(a)	2,216	24,531
Weave Communications, Inc.(a)	22,745	291,136
WiseTech Global Ltd.	1,142	108,143
Workday, Inc., Class A(a)	2,076	507,395
Workiva, Inc., Class A(a)	20,897	1,653,371
Xero Ltd.(a)	3,502	361,987
Xperi, Inc.(a)	16,149	149,217
Yext, Inc.(a)	24,828	171,810
Zeta Global Holdings Corp., Class A(a)	53,303	1,590,028
Zscaler, Inc.(a)(b)	2,187	373,846
Zuora, Inc., Class A(a)	76,002	655,137
		151,111,572
Specialized REITs — 0.2%
American Tower Corp.	1,405	326,747
EPR Properties(b)	254	12,456
Equinix, Inc.	1,850	1,642,115
Gaming & Leisure Properties, Inc.	5,239	269,547
Gladstone Land Corp.	4,121	57,282
Lamar Advertising Co., Class A(b)	17,580	2,348,688
Outfront Media, Inc.(b)	49,395	907,880
Rayonier, Inc.(b)	487	15,672
Safehold, Inc.(b)	7,622	199,925
VICI Properties, Inc.	5,535	184,371
		5,964,683
Specialty Retail — 1.7%
1-800-Flowers.com, Inc., Class A(a)	20,671	163,921
Aaron’s Co., Inc.(b)	11,109	110,535
Security	Shares	Value
Specialty Retail (continued)
Abercrombie & Fitch Co., Class A(a)	16,137	$ 2,257,566
Academy Sports & Outdoors, Inc.(b)	10,700	624,452
American Eagle Outfitters, Inc.	45,287	1,013,976
America’s Car-Mart, Inc.(a)	2,765	115,909
Arko Corp., Class A(b)	21,895	153,703
Asbury Automotive Group, Inc.(a)	3,558	848,903
AutoNation, Inc.(a)	4,652	832,336
Best Buy Co., Inc.(b)	10,810	1,116,673
Beyond, Inc.(a)	9,670	97,474
Boot Barn Holdings, Inc.(a)	7,990	1,336,567
Burlington Stores, Inc.(a)	4,574	1,205,158
CarParts.com, Inc.(a)	94,457	85,606
Carvana Co., Class A(a)	4,542	790,808
Chewy, Inc., Class A(a)	6,386	187,046
Chow Tai Fook Jewellery Group Ltd.	328,200	363,926
Citi Trends, Inc.(a)	1,635	30,035
Conn’s, Inc.(a)	7,119	122
Container Store Group, Inc.(a)(b)	356	3,297
Dick’s Sporting Goods, Inc.	2,831	590,830
Fast Retailing Co. Ltd.	800	265,438
Foot Locker, Inc.	23,629	610,573
Foschini Group Ltd.	26,533	239,891
Gap, Inc.(b)	40,624	895,759
Genesco, Inc.(a)	9,150	248,605
Group 1 Automotive, Inc.(b)	3,905	1,495,771
Haverty Furniture Cos., Inc.	6,722	184,653
Home Depot, Inc.	4,861	1,969,677
Industria de Diseno Textil SA	1,402	83,035
JB Hi-Fi Ltd.	4,598	253,059
JD Sports Fashion PLC	10,049	20,720
Kingfisher PLC	7,173	30,957
Lands’ End, Inc.(a)	5,724	98,853
Lojas Quero-Quero SA	221,324	134,069
Lojas Renner SA	279,147	925,417
Lowe’s Cos., Inc.	8,818	2,388,355
MarineMax, Inc.(a)	2,705	95,405
Monro, Inc.(b)	3,123	90,130
Murphy USA, Inc.	479	236,085
National Vision Holdings, Inc.(a)	41,735	455,329
Penske Automotive Group, Inc.	9,297	1,510,019
Petco Health & Wellness Co., Inc.(a)	29,619	134,766
PetMed Express, Inc.	2,671	9,829
Pop Mart International Group Ltd.(c)	56,600	382,448
Revolve Group, Inc.(a)	16,976	420,665
RH(a)	734	245,472
Ross Stores, Inc.	25,660	3,862,087
Sally Beauty Holdings, Inc.(a)	9,181	124,586
Shift Technologies, Inc., Class A(a)	304	—
Shoe Carnival, Inc.(b)	3,057	134,049
Signet Jewelers Ltd.(b)	8,281	854,102
Sleep Number Corp.(a)	6,986	127,984
Sonic Automotive, Inc., Class A(b)	5,308	310,412
Stitch Fix, Inc., Class A(a)	86,675	244,423
TJX Cos., Inc.	31,978	3,758,694
Topsports International Holdings Ltd.(c)	889,000	387,206
Tractor Supply Co.(b)	3,344	972,870
Trent Ltd.	16,004	1,447,908
Upbound Group, Inc.	24,622	787,658
Urban Outfitters, Inc.(a)	17,295	662,571
Victoria’s Secret & Co.(a)	18,554	476,838
Warby Parker, Inc., Class A(a)	32,908	537,388
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Wayfair, Inc., Class A(a)	9,180	$ 515,732
Winmark Corp.	1,506	576,693
Zumiez, Inc.(a)	35,416	754,361
		41,889,385
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	292,264	68,097,511
Asustek Computer, Inc.	46,000	799,129
Canon, Inc.	36,400	1,198,844
Chicony Electronics Co. Ltd.	217,000	1,118,861
Compal Electronics, Inc.	802,000	841,578
Dell Technologies, Inc., Class C(b)	7,414	878,856
Hewlett Packard Enterprise Co.(b)	9,233	188,907
Lenovo Group Ltd.	554,000	742,657
NetApp, Inc.	3,195	394,614
Pegatron Corp.	161,000	522,384
Quanta Computer, Inc.	198,000	1,650,177
Samsung Electronics Co. Ltd.	326,471	15,258,855
Turtle Beach Corp.(a)	4,234	64,950
Wistron Corp.	99,000	315,741
Xiaomi Corp., Class B(a)(c)	902,000	2,540,657
		94,613,721
Textiles, Apparel & Luxury Goods — 0.5%
ANTA Sports Products Ltd.	41,800	494,822
Bosideng International Holdings Ltd.	920,000	523,327
Capri Holdings Ltd.(a)	491	20,838
Carter’s, Inc.(b)	124	8,058
Culp, Inc.(a)	3,659	23,966
Deckers Outdoor Corp.(a)	8,376	1,335,553
Figs, Inc., Class A(a)(b)	28,962	198,100
G-III Apparel Group Ltd.(a)	26,333	803,683
Hermes International SCA	223	549,105
Kontoor Brands, Inc.(b)	6,886	563,137
Lululemon Athletica, Inc.(a)(b)	302	81,948
LVMH Moet Hennessy Louis Vuitton SE	1,298	995,404
Moncler SpA	614	39,036
NIKE, Inc., Class B	26,960	2,383,264
Oxford Industries, Inc.(b)	2,189	189,918
Ralph Lauren Corp., Class A(b)	5,658	1,096,916
Shenzhou International Group Holdings Ltd.	13,800	122,171
Skechers USA, Inc., Class A(a)	8,772	587,022
Steven Madden Ltd.(b)	18,786	920,326
Under Armour, Inc., Class A(a)	15,935	141,981
Under Armour, Inc., Class C(a)	626	5,233
Unifi, Inc.(a)	3,990	29,287
Vera Bradley, Inc.(a)	12,306	67,191
Wolverine World Wide, Inc.(b)	10,764	187,509
Xtep International Holdings Ltd.	657,500	502,271
		11,870,066
Tobacco — 0.5%
Altria Group, Inc.	101,706	5,191,074
British American Tobacco PLC	28,575	1,041,790
Imperial Brands PLC	6,373	185,385
Japan Tobacco, Inc.	30,000	874,762
KT&G Corp.	14,346	1,189,338
Philip Morris International, Inc.	17,283	2,098,156
Turning Point Brands, Inc.	4,885	210,788
Universal Corp.	1,808	96,023
Vector Group Ltd.	41,247	615,405
		11,502,721
Security	Shares	Value
Trading Companies & Distributors — 1.2%
Adani Enterprises Ltd.	15,643	$ 584,666
AerCap Holdings NV	1,835	173,811
Applied Industrial Technologies, Inc.	9,994	2,229,961
Ashtead Group PLC	4,821	373,535
Beacon Roofing Supply, Inc.(a)	12,208	1,055,138
BlueLinx Holdings, Inc.(a)	6,564	691,977
Boise Cascade Co.	19,559	2,757,428
Bunzl PLC	11,373	538,614
DNOW, Inc.(a)	54,502	704,711
DXP Enterprises, Inc.(a)	4,426	236,171
Ferguson Enterprises, Inc.	18,746	3,722,393
FTAI Aviation Ltd.(b)	21,087	2,802,462
GATX Corp.(b)	9,369	1,240,924
Global Industrial Co.	8,857	300,872
GMS, Inc.(a)	7,250	656,633
H&E Equipment Services, Inc.	9,877	480,812
Herc Holdings, Inc.(b)	11,259	1,795,022
IndiaMart InterMesh Ltd.(c)	2,099	73,895
ITOCHU Corp.	6,200	334,149
Karat Packaging, Inc.	2,753	71,275
LX International Corp.	27,870	639,474
Marubeni Corp.	25,400	419,655
McGrath RentCorp	5,425	571,144
Mitsubishi Corp.	14,600	303,386
Mitsui & Co. Ltd.	4,600	102,875
MRC Global, Inc.(a)	19,730	251,360
Rush Enterprises, Inc., Class A(b)	4,592	242,595
SK Networks Co. Ltd.	135,534	502,937
Sojitz Corp.	5,300	125,576
Sumitomo Corp.	59,300	1,331,644
Toyota Tsusho Corp.	9,600	175,524
United Rentals, Inc.	1,824	1,476,948
Watsco, Inc.(b)	308	151,499
WESCO International, Inc.	3,704	622,198
WW Grainger, Inc.	2,562	2,661,431
		30,402,695
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.	56,246	971,256
Aena SME SA(c)	519	114,012
Aeroports de Paris SA	465	59,719
Getlink SE	1,653	29,484
Grupo Aeroportuario del Sureste SAB de CV, Class B	10,588	299,717
Gujarat Pipavav Port Ltd.	206,243	541,262
International Container Terminal Services, Inc.	188,340	1,364,878
TAV Havalimanlari Holding AS, Class A(a)	23,982	175,109
		3,555,437
Water Utilities — 0.1%
American States Water Co.	1,393	116,023
California Water Service Group	8,530	462,497
Severn Trent PLC	2,583	91,447
SJW Group(b)	11,236	652,924
United Utilities Group PLC	6,343	88,931
York Water Co.	3,381	126,652
		1,538,474
Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL, NVDR	101,000	814,997
America Movil SAB de CV, Series B	1,737,572	1,425,180
Bharti Airtel Ltd.	219,177	4,468,240
China United Network Communications Ltd., Class A	80,500	61,202
KDDI Corp.	3,300	105,724
Maxis Bhd	171,200	164,033

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services (continued)
MTN Group Ltd.	1,922	$ 10,215
SK Telecom Co. Ltd.	37,673	1,604,313
SoftBank Corp.	288,000	376,010
SoftBank Group Corp.	3,400	201,675
Telephone and Data Systems, Inc.	28,060	652,395
		9,883,984
Total Common Stocks — 90.1% (Cost: $1,777,695,556)		2,206,359,438
Preferred Securities
Preferred Stocks — 0.5%
Banks — 0.2%
Banco Bradesco SA	437,535	1,180,638
Itau Unibanco Holding SA	547,231	3,627,313
Itausa SA	245,799	499,476
		5,307,427
Electric Utilities — 0.1%
Cia Energetica de Minas Gerais	94,404	197,551
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	277,528	1,237,941
		1,435,492
Machinery — 0.0%
Marcopolo SA	310,192	452,673
Metals & Mining — 0.0%
Gerdau SA	8,400	29,451
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Class A	230,538	264,067
		293,518
Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA	495,465	3,275,088
Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 6.25%, 07/26/81	7	120
Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A, 10.63%(f)(g)	1,463	37,818
		10,802,136
Total Preferred Securities — 0.5% (Cost: $10,330,453)		10,802,136
Rights
Biotechnology — 0.0%
Albireo Pharma, Inc., CVR(d)	1,592	5,524
Catalyst Biosciences, Inc., CVR(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	2,762
Inhibrx, Inc., CVR(d)	4,627	5,182
Kinnate Biopharma, Inc., CVR(b)	3,570	222
Korro Bio, Inc., CVR(d)	4,801	108
Prevail Therapeutics, CVR(d)	1,105	553
Q32 Bio, CVR	6,560	264
Radius Health, Inc., CVR	2,221	178
Surface Oncology, Inc., CVR	4,415	414
		15,207
Consumer Staples Distribution & Retail — 0.0%
Eli Lilly and Company, CVR(d)	1,837	—
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	217
Security	Shares	Value
Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	$ 7,080
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	6,480
Pharmaceuticals — 0.0%
Concentra Biosciences, LLC, CVR	3,637	32
Flexion Therapeutics, CVR(d)	3,275	1,900
		1,932
Real Estate Management & Development — 0.0%
Seaport Entertainment Group, Inc., (Expires 10/17/24, Strike Price USD25.00(a)(b)	12	35
Total Rights — 0.0% (Cost: $20,114)		30,951
Warrants
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp., (Issued 07/06/20, Exercisable 08/03/20, 1 Share for 1 Warrant, Expires 08/03/27, Strike Price USD 22.00)(a)(b)	365	10,848
Total Warrants — 0.0% (Cost: $1,792)		10,848
Total Long-Term Investments — 90.6% (Cost: $1,788,047,915)		2,217,203,373
Short-Term Securities
Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(h)(i)(j)	139,708,139	139,833,877
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(h)(i)	205,187,308	205,187,308
Total Short-Term Securities — 14.1% (Cost: $344,926,244)		345,021,185
Total Investments — 104.7% (Cost: $2,132,974,159)		2,562,224,558
Liabilities in Excess of Other Assets — (4.7)%		(114,014,878)
Net Assets — 100.0%		$ 2,448,209,680

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $8,860, representing less than 0.05% of its net assets as of period end, and an original cost of $100,430.

(f)	Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 107,050,644	$ 32,730,016 (a)	$ —	$ 4,315	$ 48,902	$ 139,833,877	139,708,139	$ 236,878 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	95,681,778	109,505,530 (a)	—	—	—	205,187,308	205,187,308	7,330,914	—
				$ 4,315	$ 48,902	$ 345,021,185		$ 7,567,792	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	33	12/20/24	$ 3,711	$ 55,625
MSCI Emerging Markets Index	160	12/20/24	9,382	574,233
S&P 500 E-Mini Index	794	12/20/24	230,826	5,986,295
				6,616,153
Short Contracts
E-mini Russell 2000 Index	243	12/20/24	27,328	(1,162,159)
MSCI EAFE Index	247	12/20/24	30,724	(666,645)
MSCI Emerging Markets Index	559	12/20/24	32,777	(2,083,851)
				(3,912,655)
				$ 2,703,498
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,335,000	USD	1,554,099	Toronto-Dominion Bank	12/18/24	$ 61,480
EUR	1,439,000	USD	1,598,348	Barclays Bank PLC	12/18/24	8,475
EUR	3,041,000	USD	3,362,052	Morgan Stanley & Co. International PLC	12/18/24	33,604
GBP	2,689,000	USD	3,501,315	Toronto-Dominion Bank	12/18/24	93,139
JPY	186,850,000	USD	1,309,419	Morgan Stanley & Co. International PLC	12/18/24	3,989
SGD	2,078,000	USD	1,602,118	BNP Paribas SA	12/18/24	20,862
USD	3,398,778	JPY	474,355,000	Morgan Stanley & Co. International PLC	12/18/24	64,438
						285,987
CHF	1,037,000	USD	1,235,777	Toronto-Dominion Bank	12/18/24	(74)
EUR	1,457,000	USD	1,633,989	UBS AG	12/18/24	(7,067)
USD	3,172,922	CAD	4,307,000	Morgan Stanley & Co. International PLC	12/18/24	(17,975)
USD	101,373	NOK	1,102,000	Toronto-Dominion Bank	12/18/24	(3,097)

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	36,709	NZD	60,000	Morgan Stanley & Co. International PLC	12/18/24	$ (1,413)
USD	820,362	SEK	8,486,000	Barclays Bank PLC	12/18/24	(18,389)
						(48,015)
						$ 237,972
OTC Total Return Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.14%, 4.96%	Quarterly	Goldman Sachs International	N/A	10/11/24	USD	61,672	$ (2,520,883)	$ —	$ (2,520,883)
1-Day SOFR plus 0.47%, 4.96%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	At Termination	JPMorgan Chase Bank N.A.	N/A	10/11/24	USD	126,548	3,131,434	—	3,131,434
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.25%, 4.96%	Quarterly	Merrill Lynch International	N/A	10/31/24	USD	66,611	(4,983,260)	—	(4,983,260)
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR minus 0.08%, 4.96%	Quarterly	BNP Paribas SA	N/A	10/31/24	USD	75,131	(5,661,945)	—	(5,661,945)
1-Day SOFR plus 0.42%, 4.96%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	At Termination	Goldman Sachs International	N/A	10/31/24	USD	195,615	7,064,761	—	7,064,761
1-Day SOFR plus 0.43%, 4.96%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	At Termination	Merrill Lynch International	N/A	11/08/24	USD	565,393	44,362,837	—	44,362,837
1-Day SOFR plus 0.45%, 4.96%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	At Termination	Merrill Lynch International	N/A	11/08/24	USD	75,445	5,917,585	—	5,917,585
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.25%, 4.96%	Quarterly	Merrill Lynch International	N/A	01/31/25	USD	75,358	1,299,644	—	1,299,644
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.36%, 4.96%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/06/25	USD	162,985	(10,486,179)	—	(10,486,179)
MSCI EAFE Index Net	Quarterly	1-Day SOFR plus 0.04%, 4.96%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	63,450	(5,379,722)	—	(5,379,722)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.19%, 4.96%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	153,028	(13,868,373)	—	(13,868,373)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-Day SOFR plus 0.28%, 4.96%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	85,578	(7,730,887)	—	(7,730,887)
MSCI EAFE Index Net	Quarterly	1-Day SOFR plus 0.34%, 4.96%	Quarterly	Merrill Lynch International	N/A	02/07/25	USD	27,756	(2,341,114)	—	(2,341,114)
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.60%, 4.96%	Quarterly	UBS AG	N/A	03/04/25	USD	64,805	(4,352,420)	—	(4,352,420)
MSCI EAFE Index Net	Quarterly	1-Day SOFR plus 0.22%, 4.96%	Quarterly	JPMorgan Chase Bank N.A.	N/A	04/30/25	USD	21,968	(1,117,262)	—	(1,117,262)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio

OTC Total Return Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets (Net Return)	Quarterly	1-Day SOFR plus 0.22%, 4.96%	Quarterly	Merrill Lynch International	N/A	05/08/25	USD	207,065	$ (23,919,573)	$ —	$ (23,919,573)
1-Day SOFR plus 0.69%, 4.96%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	At Termination	Goldman Sachs International	N/A	05/29/25	USD	190,178	5,033,434	—	5,033,434
									$ (15,551,923)	$ —	$ (15,551,923)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 36,263,591	$ 3,579,789	$ —	$ 39,843,380
Air Freight & Logistics	8,838,734	1,348,785	—	10,187,519
Automobile Components	10,003,424	3,081,014	—	13,084,438
Automobiles	11,977,911	16,734,216	—	28,712,127
Banks	93,340,123	80,265,088	15	173,605,226
Beverages	5,390,850	4,000,426	—	9,391,276
Biotechnology	76,818,954	5,969,432	—	82,788,386
Broadline Retail	49,135,641	21,518,974	—	70,654,615
Building Products	20,742,776	2,704,993	—	23,447,769
Capital Markets	44,134,295	8,020,457	—	52,154,752
Chemicals	14,563,305	7,379,122	1	21,942,428
Commercial Services & Supplies	23,174,013	674,363	—	23,848,376
Communications Equipment	17,289,723	834,537	—	18,124,260
Construction & Engineering	24,212,951	11,960,493	—	36,173,444
Construction Materials	3,752,633	2,727,698	—	6,480,331
Consumer Finance	12,603,149	439,089	—	13,042,238
Consumer Staples Distribution & Retail	44,743,985	5,778,184	—	50,522,169
Containers & Packaging	1,958,741	—	—	1,958,741
Distributors	958,226	—	—	958,226
Diversified Consumer Services	5,978,077	—	—	5,978,077

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Diversified REITs	$ 4,132,431	$ 71,265	$ —	$ 4,203,696
Diversified Telecommunication Services	9,247,698	3,823,589	—	13,071,287
Electric Utilities	12,727,835	6,286,020	575	19,014,430
Electrical Equipment	17,979,153	11,312,257	—	29,291,410
Electronic Equipment, Instruments & Components	29,644,169	15,671,140	—	45,315,309
Energy Equipment & Services	19,593,930	145,897	—	19,739,827
Entertainment	14,067,578	3,908,918	—	17,976,496
Financial Services	55,323,017	7,392,068	—	62,715,085
Food Products	7,475,353	4,704,979	—	12,180,332
Gas Utilities	6,805,659	2,135,745	—	8,941,404
Ground Transportation	5,922,708	456,591	—	6,379,299
Health Care Equipment & Supplies	40,816,063	3,211,451	—	44,027,514
Health Care Providers & Services	52,612,199	2,151,546	—	54,763,745
Health Care REITs	1,866,127	—	—	1,866,127
Health Care Technology	3,570,432	—	—	3,570,432
Hotel & Resort REITs	5,826,847	—	—	5,826,847
Hotels, Restaurants & Leisure	20,385,876	12,437,223	—	32,823,099
Household Durables	24,513,426	5,066,892	—	29,580,318
Household Products	9,501,837	403,543	—	9,905,380
Independent Power and Renewable Electricity Producers	1,908,382	2,496,118	—	4,404,500
Industrial Conglomerates	1,215,714	6,003,868	—	7,219,582
Industrial REITs	4,396,393	94,158	—	4,490,551
Insurance	38,315,271	32,356,304	—	70,671,575
Interactive Media & Services	65,612,650	28,460,762	—	94,073,412
IT Services	12,946,505	13,666,750	—	26,613,255
Leisure Products	2,162,013	521,505	—	2,683,518
Life Sciences Tools & Services	17,242,173	961,846	—	18,204,019
Machinery	40,254,962	9,232,074	—	49,487,036
Marine Transportation	1,776,492	4,834,849	—	6,611,341
Media	13,672,195	453,757	—	14,125,952
Metals & Mining	25,591,402	15,620,851	73	41,212,326
Mortgage Real Estate Investment Trusts (REITs)	1,467,843	—	—	1,467,843
Multi-Utilities	8,643,977	3,078,430	—	11,722,407
Office REITs	6,763,772	—	—	6,763,772
Oil, Gas & Consumable Fuels	36,412,570	14,089,583	29	50,502,182
Paper & Forest Products	1,258,786	366,142	—	1,624,928
Passenger Airlines	4,105,850	1,485,001	—	5,590,851
Personal Care Products	860,952	3,310,925	—	4,171,877
Pharmaceuticals	51,668,154	23,228,293	—	74,896,447
Professional Services	28,550,919	5,017,212	—	33,568,131
Real Estate Management & Development	5,652,791	4,783,060	—	10,435,851
Residential REITs	5,972,371	—	—	5,972,371
Retail REITs	9,623,424	—	—	9,623,424
Semiconductors & Semiconductor Equipment	118,267,095	65,532,639	—	183,799,734
Software	148,119,312	2,992,260	—	151,111,572
Specialized REITs	5,964,683	—	—	5,964,683
Specialty Retail	38,654,688	3,234,697	—	41,889,385
Technology Hardware, Storage & Peripherals	69,624,838	24,988,883	—	94,613,721
Textiles, Apparel & Luxury Goods	8,643,930	3,226,136	—	11,870,066
Tobacco	8,211,446	3,291,275	—	11,502,721
Trading Companies & Distributors	24,896,765	5,505,930	—	30,402,695
Transportation Infrastructure	474,826	3,080,611	—	3,555,437
Water Utilities	1,358,096	180,378	—	1,538,474
Wireless Telecommunication Services	2,087,790	7,796,194	—	9,883,984
Preferred Securities
Preferred Stocks	10,802,136	—	—	10,802,136
Rights
Biotechnology	—	1,078	14,129	15,207
Consumer Staples Distribution & Retail	—	—	—	—
Health Care Equipment & Supplies	—	—	217	217
Metals & Mining	7,080	—	—	7,080
Paper & Forest Products	—	—	6,480	6,480
Pharmaceuticals	—	32	1,900	1,932
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Diversified Equity Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Rights (continued)
Real Estate Management & Development	$ 35	$ —	$ —	$ 35
Warrants	10,848	—	—	10,848
Short-Term Securities
Money Market Funds	345,021,185	—	—	345,021,185
	$2,016,113,754	$546,087,385	$23,419	$2,562,224,558
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 6,616,153	$ 66,809,695	$ —	$ 73,425,848
Foreign Currency Exchange Contracts	—	285,987	—	285,987
Liabilities
Equity Contracts	(3,912,655)	(82,361,618)	—	(86,274,273)
Foreign Currency Exchange Contracts	—	(48,015)	—	(48,015)
	$2,703,498	$(15,313,951)	$—	$(12,610,453)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate